UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

April 30, 2007

1.800337.103

MOG-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 90.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.2%
3.753% 10/1/33 (c)	$ 461	$ 459
3.812% 10/1/33 (c)	3,984	3,949
3.826% 4/1/33 (c)	1,287	1,290
4.257% 1/1/34 (c)	1,214	1,206
4.273% 10/1/33 (c)	185	184
4.291% 3/1/33 (c)	499	502
4.3% 3/1/33 (c)	212	210
4.313% 6/1/33 (c)	234	234
4.342% 4/1/35 (c)	241	241
4.397% 10/1/34 (c)	2,265	2,248
4.421% 5/1/35 (c)	1,339	1,341
4.516% 10/1/35 (c)	176	176
4.523% 7/1/35 (c)	1,608	1,602
4.577% 2/1/35 (c)	1,942	1,928
4.671% 3/1/35 (c)	160	161
4.746% 5/1/33 (c)	18	18
4.761% 1/1/35 (c)	1,559	1,554
4.766% 12/1/34 (c)	423	421
4.809% 2/1/33 (c)	611	615
4.828% 10/1/35 (c)	1,083	1,081
4.879% 8/1/34 (c)	380	382
4.885% 9/1/34 (c)	772	772
4.974% 9/1/34 (c)	644	644
5.025% 7/1/34 (c)	197	197
5.062% 5/1/35 (c)	2,632	2,646
5.084% 9/1/34 (c)	385	386
5.148% 3/1/34 (c)	7,783	7,818
5.166% 8/1/33 (c)	599	602
5.175% 3/1/35 (c)	220	221
5.177% 6/1/35 (c)	1,882	1,891
5.254% 7/1/35 (c)	1,924	1,934
5.263% 11/1/36 (c)	1,408	1,417
5.299% 7/1/35 (c)	219	220
5.332% 12/1/34 (c)	583	587
5.5% 11/1/13 to 11/1/22	18,547	18,618
5.5% 5/1/37 (a)(b)	35,000	34,605
5.5% 5/1/37 (a)(b)	76,000	75,142
5.836% 3/1/36 (c)	4,242	4,288
5.9% 3/1/36 (c)	4,131	4,173
6.352% 8/1/36 (c)	3,496	3,555
6.5% 10/1/17 to 7/1/32	16,212	16,734
7% 11/1/16 to 3/1/17	1,911	1,953
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 5/14/37 (a)	$ 350	$ 361
7.5% 8/1/07 to 4/1/17	2,377	2,450
8.5% 12/1/27	281	304
9.5% 9/1/30	469	521
10.25% 10/1/18	12	13
11.5% 5/1/14 to 9/1/15	33	37
12.5% 11/1/13 to 7/1/16	70	78
13.25% 9/1/11	44	49
		202,018
Freddie Mac - 2.4%
3.76% 10/1/33 (c)	5,456	5,387
4.777% 3/1/33 (c)	211	213
5.107% 3/1/36 (c)	12,164	12,179
5.281% 11/1/35 (c)	2,595	2,601
5.5% 11/1/17 to 1/1/25	13,825	13,789
6.582% 7/1/36 (c)	7,964	8,061
6.614% 10/1/36 (c)	12,559	12,730
6.765% 9/1/36 (c)	24,010	24,376
8.5% 2/1/09 to 6/1/25	63	67
9% 7/1/08 to 7/1/21	122	126
9.5% 7/1/30 to 8/1/30	99	111
9.75% 12/1/08 to 4/1/13	7	8
10% 1/1/09 to 11/1/20	298	323
10.25% 2/1/09 to 11/1/16	123	127
10.5% 5/1/10	3	3
11.25% 2/1/10	12	12
11.75% 11/1/11	9	10
12% 5/1/10 to 2/1/17	64	71
12.5% 11/1/12 to 5/1/15	89	99
13% 5/1/14 to 11/1/14	11	13
13.5% 1/1/13 to 12/1/14	6	6
		80,312
Government National Mortgage Association - 81.6%
3.5% 3/20/34	1,245	1,083
3.5% 5/20/34 (c)	1,334	1,328
3.5% 5/20/35 (c)	1,869	1,839
3.5% 6/20/35 (c)	1,934	1,903
3.75% 6/20/34 (c)	16,532	16,472
4% 11/20/33	1,515	1,368
4% 4/20/35 (c)	3,180	3,158
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.25% 7/20/34 (c)	$ 1,175	$ 1,169
4.5% 4/15/18 to 4/20/34	146,294	140,450
4.5% 9/20/34 (c)	5,542	5,517
4.5% 3/20/35 (c)	1,093	1,086
4.5% 6/20/35 (c)	4,563	4,573
4.75% 12/20/33 (c)	13,622	13,566
5% 8/15/18 to 4/20/36 (b)	436,311	424,395
5.5% 12/20/18 to 5/20/36	517,856	515,159
5.5% 5/1/37 (a)	60,200	59,868
5.5% 5/1/37 (a)	50,000	49,724
5.5% 5/1/37 (a)	23,000	22,873
5.5% 5/1/37 (a)	25,000	24,862
5.5% 5/21/37 (a)	15,000	14,917
5.5% 5/21/37 (a)	12,000	11,934
5.5% 5/21/37 (a)	100,000	99,449
5.75% 8/20/35 (c)	749	754
6% 8/15/17 to 6/15/35	801,033	814,395
6% 5/1/37 (a)(b)	25,000	25,328
6.5% 4/15/23 to 12/15/36 (b)	170,521	176,023
7% 10/20/16 to 1/20/37	160,800	167,290
7.25% 9/15/27 to 12/15/30	349	366
7.395% 6/20/25 to 11/20/27	2,051	2,144
7.5% 7/15/07 to 9/20/32	46,679	49,133
8% 8/15/07 to 7/15/32	11,379	12,061
8.5% 7/15/08 to 2/15/31	4,503	4,830
9% 5/15/08 to 5/15/30	1,770	1,938
9.5% 12/20/15 to 4/20/17	620	682
10.5% 1/15/14 to 9/15/19	660	739
13% 2/15/11 to 1/15/15	141	162
13.5% 7/15/10 to 1/15/15	21	24
		2,672,562
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,959,224)		2,954,892
Asset-Backed Securities - 0.9%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (c) (Cost $28,756)	28,756	28,781
Collateralized Mortgage Obligations - 16.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 16.5%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	$ 4,633	$ 691
Series 2006-48 Class LF, 0% 8/25/34 (c)	1,006	980
target amortization class Series G94-2 Class D, 6.45% 1/25/24	3,513	3,584
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2007-72 Class FB, 6.22% 12/25/31 (c)	16,632	17,025
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 5.62% 4/15/17 (c)	3,052	3,068
Series 3094 Class UF, 0% 9/15/34 (c)	571	543
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	4,576	4,771
Series 2787 Class OI, 5.5% 10/15/24 (d)	4,590	153
Series 40 Class K, 6.5% 8/17/24	1,872	1,941
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	8,209	8,510
Series 2601 Class TI, 5.5% 10/15/22 (d)	19,391	2,998
Series 2750 Class ZT, 5% 2/15/34	5,996	5,513
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,206
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	45,014	44,337
Class ZJ, 6% 10/20/32	22,909	23,126
Ginnie Mae guaranteed REMIC pass thru securities:
floater:
Series 2001-22 Class FM, 5.67% 5/20/31 (c)	785	790
Series 2002-41 Class HF, 5.72% 6/16/32 (c)	837	843
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	18,000	18,370
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,198	1,283
Series 2000-26 Class PK, 7.5% 9/20/30	3,323	3,470
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,344
Series 2002-5 Class PD, 6.5% 5/16/31	11,957	12,015
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,799
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	5,348	400
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	5,308	91
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	1,851	22
Series 2003-7 Class IN, 5.5% 1/16/28 (d)	7,172	210
Series 2003-70 Class LE, 5% 7/20/32	44,000	42,874
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2004-19:
Class DJ, 4.5% 3/20/34	$ 3,079	$ 3,039
Class DP, 5.5% 3/20/34	3,895	3,948
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,570
Class UA, 3.5% 2/20/32	6,083	5,909
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,832
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	2,581	376
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	8,438	1,184
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,301
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,504
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,573
Series 2005-58 Class NJ, 4.5% 8/20/35	41,635	41,066
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,787
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	881	940
Series 2001-40 Class Z, 6% 8/20/31	8,423	8,548
Series 2002-18 Class ZB, 6% 3/20/32	9,318	9,459
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	433	463
Series 2002-67 Class ZA, 6% 9/20/32	50,141	50,617
Series 2003-7 Class VP, 6% 11/20/13	5,162	5,215
Series 2004-65 Class VE, 5.5% 7/20/15	4,793	4,853
Series 2004-86 Class G, 6% 10/20/34	6,273	6,364
Series 2005-28 Class AJ, 5.5% 4/20/35	32,978	33,416
Series 2005-47 Class ZY, 6% 6/20/35	4,464	4,484
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	974
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,242
Series 1995-6 Class Z, 7% 9/20/25	2,532	2,647
Series 2003-11 Class S, 1.23% 2/16/33 (c)(d)	11,117	469
Series 2004-32 Class GS, 1.18% 5/16/34 (c)(d)	3,306	138
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,000
Series 2006-13 Class DS, 3.12% 3/20/36 (c)	47,047	40,839
Series 2007-18 Class S, 1.48% 4/16/37 (c)(d)	52,949	2,480
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $545,169)		539,194
Commercial Mortgage Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	$ 10,259	$ 88
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.8379% 1/17/38 (c)(d)	35,569	680
Series 1998-M4 Class N, 1.127% 2/25/35 (c)(d)	16,608	315
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential payer Series 2001-58 Class X, 1.1796% 9/16/41 (c)(d)	158,117	4,892
Series 2001-12 Class X, 0.8769% 7/16/40 (c)(d)	45,715	1,182
Ginnie Mae guaranteed REMIC pass thru securities:
sequential payer Series 2002-81 Class IO, 1.865% 9/16/42 (c)(d)	120,872	5,798
Series 2002-62 Class IO, 1.4813% 8/16/42 (c)(d)	89,050	3,879
Series 2002-85 Class X, 1.75% 3/16/42 (c)(d)	65,687	3,916
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,602)		20,750
Cash Equivalents - 3.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) # (Cost $108,107)	$ 108,123	108,107
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $3,683,858)		3,651,724
NET OTHER ASSETS - (11.5)%		(375,474)
NET ASSETS - 100%		$ 3,276,250
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$108,107,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 3,326
BNP Paribas Securities Corp.	1,663
Banc of America Securities LLC	28,511
Bank of America, NA	4,435
Barclays Capital, Inc.	17,853
Bear Stearns & Co., Inc.	2,217
Citigroup Global Markets, Inc.	4,435
Countrywide Securities Corp.	8,870
Deutsche Bank Securities, Inc.	4,546
Greenwich Capital Markets, Inc.	1,109
HSBC Securities (USA), Inc.	654
Merrill Lynch Government Securities, Inc.	1,663
Societe Generale, New York Branch	2,217
UBS Securities LLC	24,391
WestLB AG	2,217
$ 108,107
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,685,602,000. Net unrealized depreciation aggregated $33,878,000, of which $16,170,000 related to appreciated investment securities and $50,048,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

April 30, 2007

1.800338.103

GOV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 29.0%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,708
3.25% 2/15/09	143,050	139,118
4.25% 5/15/09	11,235	11,114
4.5% 10/15/08	81,560	81,092
4.5% 2/15/11	25,924	25,674
4.625% 10/15/13	3,320	3,274
4.75% 12/15/10	323,801	323,334
4.875% 4/15/09	43,350	43,379
5.125% 9/2/08	78,770	78,910
5.125% 4/15/11	187,000	188,988
6.375% 6/15/09	55,710	57,428
6.625% 9/15/09	10,379	10,795
7.25% 1/15/10	25,086	26,622
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,129
5% 9/18/09	26,920	27,039
5.375% 8/19/11	35,350	36,106
5.8% 9/2/08	26,570	26,849
Freddie Mac:
3.875% 6/15/08	2,791	2,755
4.25% 7/15/09 (b)	40,396	39,903
4.5% 1/15/14	19,730	19,296
4.75% 3/5/09	66,000	65,849
4.75% 3/5/12	10,000	9,962
4.875% 11/15/13	14,070	14,062
5% 1/30/14	25,000	25,158
5% 2/16/17 (b)	129,600	129,570
5.125% 4/18/11	31,220	31,552
5.125% 10/18/16	105,000	106,066
5.25% 7/18/11	29,000	29,455
5.625% 3/15/11	48,555	49,922
5.75% 1/15/12	1,686	1,750
6.625% 9/15/09	155,000	161,164
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	114,488
6.6% 2/15/08	20,957	20,995
6.8% 2/15/12	30,000	31,610
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 6,906	$ 6,983
6.99% 5/21/16	22,624	24,401
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,536
5.685% 5/15/12	24,035	24,910
6.49% 7/15/07	5,000	5,011
6.67% 9/15/09	3,500	3,646
7.17% 5/15/07	12,900	12,909
4.974% 8/15/13	22,940	23,113
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,759	6,662
Series 2002-20K Class 1, 5.08% 11/1/22	15,675	15,711
Series 2003 P10B, 5.136% 8/10/13	11,807	11,842
Series 2004-20H Class 1, 5.17% 8/1/24	4,033	4,048
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,518
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,178,886
U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	38,341	37,134
2.375% 4/15/11	190,663	193,315
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		230,449
U.S. Treasury Obligations - 28.1%
U.S. Treasury Bonds:
6.125% 8/15/29	273,102	318,910
6.25% 8/15/23	1,500	1,730
8% 11/15/21	146,794	194,720
U.S. Treasury Notes:
4% 11/15/12	11,000	10,732
4% 2/15/14 (b)	120,000	116,067
4.25% 8/15/13 (b)	35,945	35,417
4.25% 11/15/13 (b)	37,610	36,986
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14	$ 49,000	$ 48,007
4.25% 11/15/14 (b)	77,185	75,545
4.25% 8/15/15 (b)	84,500	82,414
4.375% 12/15/10	5,230	5,208
4.5% 11/15/15 (b)	111,800	110,909
4.625% 11/15/09	81,000	81,130
4.625% 10/31/11	11,000	11,048
4.625% 2/29/12 (b)	69,500	69,815
4.625% 11/15/16 (b)	224,000	223,860
4.75% 1/31/12 (b)	188,250	190,081
4.75% 5/15/14 (b)	153,431	155,079
4.875% 10/31/08 (b)	180,000	180,281
4.875% 5/15/09 (b)	113,432	114,026
4.875% 5/31/11	20,740	21,020
5.125% 6/30/11	23,214	23,750
TOTAL U.S. TREASURY OBLIGATIONS		2,106,735
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,490,081)		4,516,070
U.S. Government Agency - Mortgage Securities - 31.5%

Fannie Mae - 25.8%
3.727% 10/1/33 (f)	749	741
3.75% 1/1/34 (f)	702	694
3.75% 4/1/34 (f)	13,447	13,250
3.753% 10/1/33 (f)	760	756
3.787% 6/1/34 (f)	3,722	3,665
3.806% 6/1/33 (f)	578	578
3.826% 4/1/33 (f)	2,149	2,153
3.848% 10/1/33 (f)	33,148	32,901
3.878% 6/1/33 (f)	2,849	2,849
3.902% 5/1/34 (f)	7,177	7,090
3.909% 5/1/33 (f)	4,904	4,916
3.918% 9/1/33 (f)	12,800	12,711
3.938% 5/1/34 (f)	5,457	5,394
3.945% 5/1/33 (f)	245	243
3.964% 9/1/33 (f)	9,938	9,867
3.996% 10/1/18 (f)	555	551
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/13 to 6/1/20	$ 28,112	$ 26,770
4.031% 6/1/34 (f)	10,063	9,950
4.059% 4/1/33 (f)	224	224
4.074% 3/1/35 (f)	19,476	19,340
4.084% 2/1/35 (f)	398	398
4.095% 5/1/33 (f)	9,454	9,486
4.175% 1/1/35 (f)	1,614	1,591
4.19% 11/1/34 (f)	13,841	13,859
4.207% 6/1/34 (f)	10,799	10,698
4.25% 2/1/35 (f)	820	810
4.257% 1/1/34 (f)	2,338	2,324
4.273% 10/1/33 (f)	345	343
4.28% 8/1/33 (f)	1,432	1,432
4.28% 5/1/35 (f)	869	870
4.285% 3/1/35 (f)	668	667
4.291% 3/1/33 (f)	937	942
4.3% 3/1/33 (f)	296	292
4.3% 6/1/34 (f)	12,296	12,221
4.303% 3/1/33 (f)	410	404
4.313% 6/1/33 (f)	445	445
4.342% 4/1/35 (f)	407	405
4.347% 1/1/35 (f)	884	874
4.355% 10/1/19 (d)(f)	1,246	1,235
4.365% 2/1/34 (f)	1,403	1,396
4.397% 10/1/34 (f)	4,360	4,327
4.401% 2/1/35 (f)	1,084	1,072
4.413% 5/1/35 (f)	638	638
4.421% 5/1/35 (f)	2,245	2,248
4.429% 3/1/35 (f)	1,121	1,109
4.448% 8/1/34 (f)	2,235	2,226
4.484% 12/1/34 (d)(f)	472	468
4.484% 2/1/35 (f)	654	656
4.485% 11/1/33 (f)	1,650	1,646
4.494% 1/1/35 (f)	958	958
4.497% 5/1/33 (f)	1,154	1,164
4.5% 2/1/18 to 10/1/21 (e)	46,454	45,068
4.51% 2/1/35 (f)	383	387
4.516% 2/1/35 (f)	12,749	12,716
4.516% 10/1/35 (f)	529	528
4.523% 7/1/35 (f)	2,736	2,726
4.557% 9/1/34 (f)	21,179	21,063
4.577% 2/1/35 (f)	3,807	3,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.578% 7/1/35 (f)	$ 3,321	$ 3,328
4.598% 7/1/34 (f)	29,365	29,446
4.648% 3/1/35 (f)	657	659
4.655% 10/1/34 (d)(f)	3,591	3,576
4.671% 3/1/35 (f)	303	303
4.708% 10/1/34 (f)	2,977	2,967
4.725% 7/1/34 (f)	2,106	2,102
4.736% 12/1/35 (f)	68,718	68,587
4.746% 5/1/33 (f)	36	36
4.766% 12/1/34 (f)	709	707
4.786% 12/1/35 (f)	4,789	4,792
4.797% 4/1/35 (f)	13,024	13,060
4.802% 6/1/35 (f)	3,816	3,824
4.804% 1/1/36 (f)	27,156	27,044
4.805% 11/1/34 (f)	2,417	2,411
4.809% 2/1/33 (f)	1,204	1,213
4.816% 11/1/35 (f)	11,224	11,277
4.828% 10/1/35 (f)	2,133	2,129
4.849% 7/1/35 (f)	2,716	2,703
4.86% 10/1/34 (f)	8,281	8,273
4.867% 7/1/34 (f)	7,399	7,398
4.879% 8/1/34 (f)	711	715
4.898% 8/1/34 (f)	5,752	5,752
4.903% 5/1/35 (f)	1,868	1,861
5% 12/1/15 to 12/1/35 (e)	225,687	220,266
5% 5/1/37 (d)	1,000	966
5% 5/14/37 (d)	25,000	24,158
5.025% 7/1/34 (f)	372	373
5.062% 5/1/35 (f)	4,477	4,501
5.07% 9/1/34 (f)	6,188	6,203
5.084% 9/1/34 (f)	771	773
5.113% 10/1/35 (f)	4,787	4,789
5.135% 7/1/34 (f)	2,393	2,402
5.149% 8/1/36 (f)	33,358	33,502
5.166% 8/1/33 (f)	1,121	1,128
5.167% 3/1/36 (f)	14,543	14,572
5.175% 3/1/35 (f)	440	441
5.177% 6/1/35 (f)	3,187	3,202
5.18% 1/1/37 (f)	6,591	6,613
5.262% 5/1/35 (f)	6,246	6,263
5.27% 4/1/36 (f)	6,140	6,169
5.299% 7/1/35 (f)	407	410
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.302% 1/1/34 (f)	$ 91	$ 92
5.315% 3/1/36 (f)	39,802	39,946
5.332% 12/1/34 (f)	1,120	1,126
5.365% 2/1/36 (d)(f)	8,672	8,726
5.391% 7/1/35 (f)	2,857	2,867
5.403% 12/1/36 (f)	4,196	4,214
5.5% 4/1/09 to 12/1/35	323,351	320,928
5.5% 5/17/22 (d)	4,000	4,005
5.5% 5/1/37 (d)	9,000	8,898
5.5% 5/1/37 (d)	5,000	4,944
5.5% 5/1/37 (d)	20,000	19,774
5.5% 5/1/37 (d)(e)	25,000	24,722
5.806% 5/1/36 (f)	3,745	3,790
5.836% 6/1/35 (f)	2,179	2,203
5.846% 1/1/36 (f)	2,858	2,884
5.9% 3/1/36 (f)	8,861	8,950
5.902% 3/1/36 (f)	7,929	8,011
6% 9/1/17 to 2/1/34	106,994	108,441
6% 5/1/37 (d)	116,000	116,864
6.127% 4/1/36 (f)	31,249	31,689
6.352% 8/1/36 (f)	7,498	7,626
6.438% 6/1/36 (f)	8,445	8,576
6.5% 2/1/12 to 1/1/35	56,929	58,371
6.5% 5/1/37 (d)	86,000	87,794
6.5% 5/1/37 (d)	50,000	51,043
6.606% 9/1/36 (f)	11,972	12,181
7% 7/1/13 to 7/1/32	6,129	6,417
7% 5/1/37 (d)	18,000	18,582
7% 5/1/37 (d)	39,635	40,917
7% 5/1/37 (d)	1,635	1,688
7% 5/1/37 (d)	19,635	20,270
7% 5/1/37 (d)	5,000	5,162
7% 5/14/37 (d)	30,000	30,970
7.5% 8/1/10 to 4/1/29	168	173
8% 1/1/22	19	19
8.5% 1/1/15 to 7/1/31	653	691
9% 11/1/11 to 5/1/14	700	703
9.5% 11/15/09 to 10/1/20	952	1,032
10% 8/1/10	4	4
11% 8/1/10	16	16
11.25% 5/1/14	9	10
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 1,542	$ 1,722
12.5% 8/1/15 to 3/1/16	3	4
		1,936,052
Freddie Mac - 5.0%
3.38% 7/1/33 (f)	10,191	10,072
4% 5/1/19 to 11/1/20 (d)	27,594	26,151
4.291% 3/1/35 (f)	915	913
4.299% 12/1/34 (f)	1,180	1,163
4.315% 2/1/35 (f)	1,942	1,934
4.422% 6/1/35 (f)	1,386	1,379
4.427% 2/1/34 (f)	793	788
4.429% 3/1/35 (f)	1,107	1,091
4.456% 3/1/35 (f)	1,143	1,128
4.5% 2/1/18 to 8/1/33 (d)	17,814	17,198
4.545% 2/1/35 (f)	1,622	1,603
4.701% 9/1/36 (d)(f)	3,483	3,475
4.705% 9/1/35 (f)	27,818	27,810
4.737% 2/1/34 (f)	9,188	9,093
4.777% 3/1/33 (f)	397	401
4.924% 10/1/36 (f)	21,464	21,482
4.991% 4/1/35 (f)	5,001	5,013
5% 1/1/09 to 9/1/35	13,899	13,524
5.021% 4/1/35 (f)	527	522
5.122% 4/1/35 (f)	4,809	4,803
5.125% 7/1/35 (f)	5,487	5,470
5.286% 2/1/36 (f)	342	342
5.498% 1/1/36 (f)	4,440	4,463
5.5% 8/1/14 to 11/1/36	58,782	58,809
5.535% 1/1/36 (f)	7,002	7,036
6% 9/1/16 to 11/1/33	23,085	23,446
6.5% 11/1/10 to 10/1/36	60,259	61,753
6.509% 10/1/36 (f)	11,679	11,804
6.545% 2/1/37 (f)	19,796	19,974
6.582% 7/1/36 (f)	5,442	5,508
6.612% 12/1/36 (f)	19,307	19,520
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,506	2,607
8% 1/1/10 to 6/1/11	3	3
8.5% 8/1/08 to 9/1/29	246	264
9% 8/1/08 to 10/1/20	124	130
9.5% 6/1/09 to 8/1/21	381	412
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.75% 8/1/14	$ 157	$ 167
10% 7/1/09 to 8/1/21	42	45
11% 7/1/13 to 5/1/14	73	80
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	4	4
12.5% 2/1/10 to 6/1/19	41	45
13% 8/1/10 to 6/1/15	10	11
		371,443
Government National Mortgage Association - 0.7%
4.25% 7/20/34 (f)	1,175	1,169
6% 7/15/08 to 12/15/10	1,864	1,898
6.5% 2/15/24 to 5/15/36	44,790	46,195
7% 10/15/26 to 1/15/37	2,701	2,809
7.5% 6/15/07 to 8/15/29	144	152
8% 11/15/07 to 12/15/23	1,547	1,643
8.5% 10/15/08 to 1/15/25	18	19
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	107	120
13.5% 7/15/11	8	9
		54,016
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,365,137)		2,361,511
Asset-Backed Securities - 0.6%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (f) (Cost $49,655)	49,655	49,698
Collateralized Mortgage Obligations - 9.8%

U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,626	1,675
Series 1993-109 Class NZ, 6% 7/25/08	1,289	1,288
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,001
Series 1993-240 Class PD, 6.25% 12/25/13	7,041	7,166
Series 1994-23 Class PG, 6% 4/25/23	6,549	6,557
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-27 Class PJ, 6.5% 6/25/23	$ 775	$ 773
Series 1994-50 Class PJ, 6.5% 8/25/23	8,766	8,796
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,272
Series 2003-24 Class PB, 4.5% 12/25/12	6,234	6,205
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,949
Series 2003-39 Class PV, 5.5% 9/25/22	1,805	1,817
Series 2006-45 Class OP, 6/25/36 (h)	6,847	5,153
Series 2006-62 Class KP, 4/25/36 (h)	13,931	10,112
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,168	3,342
Series 2003-22 6% 4/25/33 (g)	21,481	4,795
Fannie Mae Grantor Trust:
planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,123
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,497	1,464
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	815	835
Series 2002-49 Class FB, 5.92% 11/18/31 (f)	1,263	1,279
Series 2002-60 Class FV, 6.32% 4/25/32 (f)	525	540
Series 2002-75 Class FA, 6.32% 11/25/32 (f)	1,075	1,106
Series 2004-54 Class FE, 6.47% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,185
Series 2002-25 Class PD, 6.5% 3/25/31	12,550	12,581
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,526
Class PE, 4% 11/25/18	7,545	6,899
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,538
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,421
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,653
Series 2005-102 Class CO, 11/25/35 (h)	6,944	5,216
Series 2006-12 Class BO, 10/25/35 (h)	31,963	24,050
Series 2006-37 Class OW, 5/25/36 (h)	7,297	5,616
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	25,557	25,924
Series 2001-46 Class ZG, 6% 9/25/31	8,423	8,553
Series 2002-79 Class Z, 5.5% 11/25/22	29,618	29,442
Series 2003-18 Class EY, 5% 6/25/17	21,042	20,952
Series 2004-3 Class BA, 4% 7/25/17	759	736
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	$ 3,362	$ 3,296
Series 2004-91 Class AH, 4.5% 5/25/29	6,711	6,569
Series 2005-117, Class JN, 4.5% 1/25/36	645	568
Series 2005-41 Class WY, 5.5% 5/25/25	20,552	20,209
Series 2005-55 Class LY, 5.5% 7/25/25	2,580	2,531
Series 2002-50 Class LE, 7% 12/25/29	92	92
Series 2005-14 Class SE, 0.73% 3/25/35 (f)(g)	22,844	719
Series 2007-36:
Class GO, 4/25/37 (h)	1,541	1,207
Class SB, 1.28% 4/25/37 (f)(g)	44,631	2,136
Class SG, 1.28% 4/25/37 (f)(g)	20,041	954
4/25/37 (h)	3,437	2,634
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	238	237
Series 2115 Class PE, 6% 1/15/14	1,149	1,152
Series 2356 Class GD, 6% 9/15/16	674	688
Series 2512 Class PG, 5.5% 10/15/22	2,000	1,984
Series 3149 Class OD, 5/15/36 (h)	35,997	26,108
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,807	2,867
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (f)	1,017	1,035
planned amortization class Series 1681 Class PJ, 7% 12/15/23	9,715	9,897
Series 1560 Class PN, 7% 12/15/12	8,222	8,239
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (f)	996	999
Series 2448 Class FT, 6.32% 3/15/32 (f)	1,246	1,278
Series 2530 Class FE, 5.92% 2/15/32 (f)	732	740
Series 2630 Class FL, 5.82% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	387	339
planned amortization class:
Series 1141 Class G, 9% 9/15/21	463	463
Series 1614 Class L, 6.5% 7/15/23	5,962	6,039
Series 1671 Class G, 6.5% 8/15/23	1,604	1,614
Series 2006-15 Class OP, 3/25/36 (h)	8,294	6,007
Series 2543 Class PM, 5.5% 8/15/18	331	330
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2622 Class PE, 4.5% 5/15/18	$ 2,640	$ 2,552
Series 2625 Class QX, 2.25% 3/15/22	98	97
Series 2628 Class OP, 3.5% 11/15/13	11,601	11,478
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,083
Class QG, 2% 4/15/22	123	121
Series 2645 Class PW, 3.25% 7/15/26	24,360	23,662
Series 2649 Class TQ, 3.5% 12/15/21	7,148	7,079
Series 2660 Class ML, 3.5% 7/15/22	8,052	7,948
Series 2682 Class LD, 4.5% 10/15/33	777	693
Series 2690 Class PD, 5% 2/15/27	12,900	12,853
Series 2752 Class PW, 4% 4/15/22	2,945	2,907
Series 2755 Class LC, 4% 6/15/27	12,735	12,390
Series 2802 Class OB, 6% 5/15/34	10,455	10,641
Series 2810 Class PD, 6% 6/15/33	995	1,013
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,877
Series 2966 Class XC, 5.5% 1/15/31	25,111	25,243
Series 3077 Class TO, 4/15/35 (h)	18,230	13,400
Series 3110 Class OP, 9/15/35 (h)	17,155	12,676
Series 3119, Class PO, 2/15/36 (h)	20,683	14,971
Series 3121 Class KO, 3/15/36 (h)	7,319	5,643
Series 3123 Class LO, 3/15/36 (h)	13,363	9,639
Series 3145 Class GO, 4/15/36 (h)	12,088	8,747
Series 3151 Class PO, 5/15/36 (h)	12,944	9,314
sequential payer:
Series 2492 Class A, 5.25% 5/15/29	112	112
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,829
Series 2570 Class CU, 4.5% 7/15/17	2,195	2,164
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,159
Series 2601 Class TB, 5.5% 4/15/23	869	858
Series 2617 Class GW, 3.5% 6/15/16	4,619	4,530
Series 2675 Class CB, 4% 5/15/16	2,144	2,090
Series 2677 Class HG, 3% 8/15/12	1,467	1,450
Series 2683 Class JA, 4% 10/15/16	2,220	2,160
Series 2685 Class ND, 4% 10/15/18	9,064	8,302
Series 2750 Class ZT, 5% 2/15/34	1,007	926
Series 2773 Class HC, 4.5% 4/15/19	704	656
Series 2809 Class UA, 4% 12/15/14	3,398	3,344
Series 2849 Class AL, 5% 5/15/18	7,984	7,934
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2860 Class CP, 4% 10/15/17	$ 2,641	$ 2,586
Series 2866 Class N, 4.5% 12/15/18	7,093	7,008
Series 2937 Class HJ, 5% 10/15/19	10,126	10,100
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,971
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,707
Series 3013 Class VJ, 5% 1/15/14	2,045	2,035
Series 2769 Class BU, 5% 3/15/34	6,153	5,900
Series 2863 Class DB, 4% 9/15/14	1,376	1,323
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	10,515	10,907
Series 2877 Class JC, 5% 10/15/34	1,441	1,429
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	5,091	5,388
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,310
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $733,078)		732,756
Cash Equivalents - 21.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07:
(Collateralized by U.S. Government Obligations) #	$ 165,710	165,686
(Collateralized by U.S. Government Obligations) # (a)	1,444,080	1,443,870
TOTAL CASH EQUIVALENTS (Cost $1,609,556)		1,609,556
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $9,247,507)		9,269,591
NET OTHER ASSETS - (23.6)%		(1,770,434)
NET ASSETS - 100%		$ 7,499,157
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.455% with Deutsche Bank	April 2037	$ 41,880	$ (451)
Receive semi-annually a fixed rate equal to 4.9225% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2012	70,000	(274)
Receive semi-annually a fixed rate equal to 5.035% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2010	225,000	19
		$ 336,880	$ (706)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,536,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$165,686,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 5,098
BNP Paribas Securities Corp.	2,549
Banc of America Securities LLC	43,695
Bank of America, NA	6,797
Barclays Capital, Inc.	27,362
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Bear Stearns & Co., Inc.	$ 3,398
Citigroup Global Markets, Inc.	6,797
Countrywide Securities Corp.	13,594
Deutsche Bank Securities, Inc.	6,967
Greenwich Capital Markets, Inc.	1,699
HSBC Securities (USA), Inc.	1,002
Merrill Lynch Government Securities, Inc.	2,549
Societe Generale, New York Branch	3,398
UBS Securities LLC	37,383
WestLB AG	3,398
$ 165,686
$1,443,870,000 due 5/01/07 at 5.24%
Barclays Capital, Inc.	$ 1,443,870
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,246,497,000. Net unrealized appreciation aggregated $23,094,000, of which $55,047,000 related to appreciated investment securities and $31,953,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.847931.100

AGVT-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 29.0%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,708
3.25% 2/15/09	143,050	139,118
4.25% 5/15/09	11,235	11,114
4.5% 10/15/08	81,560	81,092
4.5% 2/15/11	25,924	25,674
4.625% 10/15/13	3,320	3,274
4.75% 12/15/10	323,801	323,334
4.875% 4/15/09	43,350	43,379
5.125% 9/2/08	78,770	78,910
5.125% 4/15/11	187,000	188,988
6.375% 6/15/09	55,710	57,428
6.625% 9/15/09	10,379	10,795
7.25% 1/15/10	25,086	26,622
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,129
5% 9/18/09	26,920	27,039
5.375% 8/19/11	35,350	36,106
5.8% 9/2/08	26,570	26,849
Freddie Mac:
3.875% 6/15/08	2,791	2,755
4.25% 7/15/09 (b)	40,396	39,903
4.5% 1/15/14	19,730	19,296
4.75% 3/5/09	66,000	65,849
4.75% 3/5/12	10,000	9,962
4.875% 11/15/13	14,070	14,062
5% 1/30/14	25,000	25,158
5% 2/16/17 (b)	129,600	129,570
5.125% 4/18/11	31,220	31,552
5.125% 10/18/16	105,000	106,066
5.25% 7/18/11	29,000	29,455
5.625% 3/15/11	48,555	49,922
5.75% 1/15/12	1,686	1,750
6.625% 9/15/09	155,000	161,164
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	114,488
6.6% 2/15/08	20,957	20,995
6.8% 2/15/12	30,000	31,610
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 6,906	$ 6,983
6.99% 5/21/16	22,624	24,401
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,536
5.685% 5/15/12	24,035	24,910
6.49% 7/15/07	5,000	5,011
6.67% 9/15/09	3,500	3,646
7.17% 5/15/07	12,900	12,909
4.974% 8/15/13	22,940	23,113
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,759	6,662
Series 2002-20K Class 1, 5.08% 11/1/22	15,675	15,711
Series 2003 P10B, 5.136% 8/10/13	11,807	11,842
Series 2004-20H Class 1, 5.17% 8/1/24	4,033	4,048
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,518
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,178,886
U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	38,341	37,134
2.375% 4/15/11	190,663	193,315
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		230,449
U.S. Treasury Obligations - 28.1%
U.S. Treasury Bonds:
6.125% 8/15/29	273,102	318,910
6.25% 8/15/23	1,500	1,730
8% 11/15/21	146,794	194,720
U.S. Treasury Notes:
4% 11/15/12	11,000	10,732
4% 2/15/14 (b)	120,000	116,067
4.25% 8/15/13 (b)	35,945	35,417
4.25% 11/15/13 (b)	37,610	36,986
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14	$ 49,000	$ 48,007
4.25% 11/15/14 (b)	77,185	75,545
4.25% 8/15/15 (b)	84,500	82,414
4.375% 12/15/10	5,230	5,208
4.5% 11/15/15 (b)	111,800	110,909
4.625% 11/15/09	81,000	81,130
4.625% 10/31/11	11,000	11,048
4.625% 2/29/12 (b)	69,500	69,815
4.625% 11/15/16 (b)	224,000	223,860
4.75% 1/31/12 (b)	188,250	190,081
4.75% 5/15/14 (b)	153,431	155,079
4.875% 10/31/08 (b)	180,000	180,281
4.875% 5/15/09 (b)	113,432	114,026
4.875% 5/31/11	20,740	21,020
5.125% 6/30/11	23,214	23,750
TOTAL U.S. TREASURY OBLIGATIONS		2,106,735
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,490,081)		4,516,070
U.S. Government Agency - Mortgage Securities - 31.5%

Fannie Mae - 25.8%
3.727% 10/1/33 (f)	749	741
3.75% 1/1/34 (f)	702	694
3.75% 4/1/34 (f)	13,447	13,250
3.753% 10/1/33 (f)	760	756
3.787% 6/1/34 (f)	3,722	3,665
3.806% 6/1/33 (f)	578	578
3.826% 4/1/33 (f)	2,149	2,153
3.848% 10/1/33 (f)	33,148	32,901
3.878% 6/1/33 (f)	2,849	2,849
3.902% 5/1/34 (f)	7,177	7,090
3.909% 5/1/33 (f)	4,904	4,916
3.918% 9/1/33 (f)	12,800	12,711
3.938% 5/1/34 (f)	5,457	5,394
3.945% 5/1/33 (f)	245	243
3.964% 9/1/33 (f)	9,938	9,867
3.996% 10/1/18 (f)	555	551
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/13 to 6/1/20	$ 28,112	$ 26,770
4.031% 6/1/34 (f)	10,063	9,950
4.059% 4/1/33 (f)	224	224
4.074% 3/1/35 (f)	19,476	19,340
4.084% 2/1/35 (f)	398	398
4.095% 5/1/33 (f)	9,454	9,486
4.175% 1/1/35 (f)	1,614	1,591
4.19% 11/1/34 (f)	13,841	13,859
4.207% 6/1/34 (f)	10,799	10,698
4.25% 2/1/35 (f)	820	810
4.257% 1/1/34 (f)	2,338	2,324
4.273% 10/1/33 (f)	345	343
4.28% 8/1/33 (f)	1,432	1,432
4.28% 5/1/35 (f)	869	870
4.285% 3/1/35 (f)	668	667
4.291% 3/1/33 (f)	937	942
4.3% 3/1/33 (f)	296	292
4.3% 6/1/34 (f)	12,296	12,221
4.303% 3/1/33 (f)	410	404
4.313% 6/1/33 (f)	445	445
4.342% 4/1/35 (f)	407	405
4.347% 1/1/35 (f)	884	874
4.355% 10/1/19 (d)(f)	1,246	1,235
4.365% 2/1/34 (f)	1,403	1,396
4.397% 10/1/34 (f)	4,360	4,327
4.401% 2/1/35 (f)	1,084	1,072
4.413% 5/1/35 (f)	638	638
4.421% 5/1/35 (f)	2,245	2,248
4.429% 3/1/35 (f)	1,121	1,109
4.448% 8/1/34 (f)	2,235	2,226
4.484% 12/1/34 (d)(f)	472	468
4.484% 2/1/35 (f)	654	656
4.485% 11/1/33 (f)	1,650	1,646
4.494% 1/1/35 (f)	958	958
4.497% 5/1/33 (f)	1,154	1,164
4.5% 2/1/18 to 10/1/21 (e)	46,454	45,068
4.51% 2/1/35 (f)	383	387
4.516% 2/1/35 (f)	12,749	12,716
4.516% 10/1/35 (f)	529	528
4.523% 7/1/35 (f)	2,736	2,726
4.557% 9/1/34 (f)	21,179	21,063
4.577% 2/1/35 (f)	3,807	3,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.578% 7/1/35 (f)	$ 3,321	$ 3,328
4.598% 7/1/34 (f)	29,365	29,446
4.648% 3/1/35 (f)	657	659
4.655% 10/1/34 (d)(f)	3,591	3,576
4.671% 3/1/35 (f)	303	303
4.708% 10/1/34 (f)	2,977	2,967
4.725% 7/1/34 (f)	2,106	2,102
4.736% 12/1/35 (f)	68,718	68,587
4.746% 5/1/33 (f)	36	36
4.766% 12/1/34 (f)	709	707
4.786% 12/1/35 (f)	4,789	4,792
4.797% 4/1/35 (f)	13,024	13,060
4.802% 6/1/35 (f)	3,816	3,824
4.804% 1/1/36 (f)	27,156	27,044
4.805% 11/1/34 (f)	2,417	2,411
4.809% 2/1/33 (f)	1,204	1,213
4.816% 11/1/35 (f)	11,224	11,277
4.828% 10/1/35 (f)	2,133	2,129
4.849% 7/1/35 (f)	2,716	2,703
4.86% 10/1/34 (f)	8,281	8,273
4.867% 7/1/34 (f)	7,399	7,398
4.879% 8/1/34 (f)	711	715
4.898% 8/1/34 (f)	5,752	5,752
4.903% 5/1/35 (f)	1,868	1,861
5% 12/1/15 to 12/1/35 (e)	225,687	220,266
5% 5/1/37 (d)	1,000	966
5% 5/14/37 (d)	25,000	24,158
5.025% 7/1/34 (f)	372	373
5.062% 5/1/35 (f)	4,477	4,501
5.07% 9/1/34 (f)	6,188	6,203
5.084% 9/1/34 (f)	771	773
5.113% 10/1/35 (f)	4,787	4,789
5.135% 7/1/34 (f)	2,393	2,402
5.149% 8/1/36 (f)	33,358	33,502
5.166% 8/1/33 (f)	1,121	1,128
5.167% 3/1/36 (f)	14,543	14,572
5.175% 3/1/35 (f)	440	441
5.177% 6/1/35 (f)	3,187	3,202
5.18% 1/1/37 (f)	6,591	6,613
5.262% 5/1/35 (f)	6,246	6,263
5.27% 4/1/36 (f)	6,140	6,169
5.299% 7/1/35 (f)	407	410
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.302% 1/1/34 (f)	$ 91	$ 92
5.315% 3/1/36 (f)	39,802	39,946
5.332% 12/1/34 (f)	1,120	1,126
5.365% 2/1/36 (d)(f)	8,672	8,726
5.391% 7/1/35 (f)	2,857	2,867
5.403% 12/1/36 (f)	4,196	4,214
5.5% 4/1/09 to 12/1/35	323,351	320,928
5.5% 5/17/22 (d)	4,000	4,005
5.5% 5/1/37 (d)	9,000	8,898
5.5% 5/1/37 (d)	5,000	4,944
5.5% 5/1/37 (d)	20,000	19,774
5.5% 5/1/37 (d)(e)	25,000	24,722
5.806% 5/1/36 (f)	3,745	3,790
5.836% 6/1/35 (f)	2,179	2,203
5.846% 1/1/36 (f)	2,858	2,884
5.9% 3/1/36 (f)	8,861	8,950
5.902% 3/1/36 (f)	7,929	8,011
6% 9/1/17 to 2/1/34	106,994	108,441
6% 5/1/37 (d)	116,000	116,864
6.127% 4/1/36 (f)	31,249	31,689
6.352% 8/1/36 (f)	7,498	7,626
6.438% 6/1/36 (f)	8,445	8,576
6.5% 2/1/12 to 1/1/35	56,929	58,371
6.5% 5/1/37 (d)	86,000	87,794
6.5% 5/1/37 (d)	50,000	51,043
6.606% 9/1/36 (f)	11,972	12,181
7% 7/1/13 to 7/1/32	6,129	6,417
7% 5/1/37 (d)	18,000	18,582
7% 5/1/37 (d)	39,635	40,917
7% 5/1/37 (d)	1,635	1,688
7% 5/1/37 (d)	19,635	20,270
7% 5/1/37 (d)	5,000	5,162
7% 5/14/37 (d)	30,000	30,970
7.5% 8/1/10 to 4/1/29	168	173
8% 1/1/22	19	19
8.5% 1/1/15 to 7/1/31	653	691
9% 11/1/11 to 5/1/14	700	703
9.5% 11/15/09 to 10/1/20	952	1,032
10% 8/1/10	4	4
11% 8/1/10	16	16
11.25% 5/1/14	9	10
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 1,542	$ 1,722
12.5% 8/1/15 to 3/1/16	3	4
		1,936,052
Freddie Mac - 5.0%
3.38% 7/1/33 (f)	10,191	10,072
4% 5/1/19 to 11/1/20 (d)	27,594	26,151
4.291% 3/1/35 (f)	915	913
4.299% 12/1/34 (f)	1,180	1,163
4.315% 2/1/35 (f)	1,942	1,934
4.422% 6/1/35 (f)	1,386	1,379
4.427% 2/1/34 (f)	793	788
4.429% 3/1/35 (f)	1,107	1,091
4.456% 3/1/35 (f)	1,143	1,128
4.5% 2/1/18 to 8/1/33 (d)	17,814	17,198
4.545% 2/1/35 (f)	1,622	1,603
4.701% 9/1/36 (d)(f)	3,483	3,475
4.705% 9/1/35 (f)	27,818	27,810
4.737% 2/1/34 (f)	9,188	9,093
4.777% 3/1/33 (f)	397	401
4.924% 10/1/36 (f)	21,464	21,482
4.991% 4/1/35 (f)	5,001	5,013
5% 1/1/09 to 9/1/35	13,899	13,524
5.021% 4/1/35 (f)	527	522
5.122% 4/1/35 (f)	4,809	4,803
5.125% 7/1/35 (f)	5,487	5,470
5.286% 2/1/36 (f)	342	342
5.498% 1/1/36 (f)	4,440	4,463
5.5% 8/1/14 to 11/1/36	58,782	58,809
5.535% 1/1/36 (f)	7,002	7,036
6% 9/1/16 to 11/1/33	23,085	23,446
6.5% 11/1/10 to 10/1/36	60,259	61,753
6.509% 10/1/36 (f)	11,679	11,804
6.545% 2/1/37 (f)	19,796	19,974
6.582% 7/1/36 (f)	5,442	5,508
6.612% 12/1/36 (f)	19,307	19,520
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,506	2,607
8% 1/1/10 to 6/1/11	3	3
8.5% 8/1/08 to 9/1/29	246	264
9% 8/1/08 to 10/1/20	124	130
9.5% 6/1/09 to 8/1/21	381	412
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.75% 8/1/14	$ 157	$ 167
10% 7/1/09 to 8/1/21	42	45
11% 7/1/13 to 5/1/14	73	80
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	4	4
12.5% 2/1/10 to 6/1/19	41	45
13% 8/1/10 to 6/1/15	10	11
		371,443
Government National Mortgage Association - 0.7%
4.25% 7/20/34 (f)	1,175	1,169
6% 7/15/08 to 12/15/10	1,864	1,898
6.5% 2/15/24 to 5/15/36	44,790	46,195
7% 10/15/26 to 1/15/37	2,701	2,809
7.5% 6/15/07 to 8/15/29	144	152
8% 11/15/07 to 12/15/23	1,547	1,643
8.5% 10/15/08 to 1/15/25	18	19
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	107	120
13.5% 7/15/11	8	9
		54,016
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,365,137)		2,361,511
Asset-Backed Securities - 0.6%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (f) (Cost $49,655)	49,655	49,698
Collateralized Mortgage Obligations - 9.8%

U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,626	1,675
Series 1993-109 Class NZ, 6% 7/25/08	1,289	1,288
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,001
Series 1993-240 Class PD, 6.25% 12/25/13	7,041	7,166
Series 1994-23 Class PG, 6% 4/25/23	6,549	6,557
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-27 Class PJ, 6.5% 6/25/23	$ 775	$ 773
Series 1994-50 Class PJ, 6.5% 8/25/23	8,766	8,796
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,272
Series 2003-24 Class PB, 4.5% 12/25/12	6,234	6,205
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,949
Series 2003-39 Class PV, 5.5% 9/25/22	1,805	1,817
Series 2006-45 Class OP, 6/25/36 (h)	6,847	5,153
Series 2006-62 Class KP, 4/25/36 (h)	13,931	10,112
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,168	3,342
Series 2003-22 6% 4/25/33 (g)	21,481	4,795
Fannie Mae Grantor Trust:
planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,123
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,497	1,464
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	815	835
Series 2002-49 Class FB, 5.92% 11/18/31 (f)	1,263	1,279
Series 2002-60 Class FV, 6.32% 4/25/32 (f)	525	540
Series 2002-75 Class FA, 6.32% 11/25/32 (f)	1,075	1,106
Series 2004-54 Class FE, 6.47% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,185
Series 2002-25 Class PD, 6.5% 3/25/31	12,550	12,581
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,526
Class PE, 4% 11/25/18	7,545	6,899
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,538
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,421
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,653
Series 2005-102 Class CO, 11/25/35 (h)	6,944	5,216
Series 2006-12 Class BO, 10/25/35 (h)	31,963	24,050
Series 2006-37 Class OW, 5/25/36 (h)	7,297	5,616
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	25,557	25,924
Series 2001-46 Class ZG, 6% 9/25/31	8,423	8,553
Series 2002-79 Class Z, 5.5% 11/25/22	29,618	29,442
Series 2003-18 Class EY, 5% 6/25/17	21,042	20,952
Series 2004-3 Class BA, 4% 7/25/17	759	736
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	$ 3,362	$ 3,296
Series 2004-91 Class AH, 4.5% 5/25/29	6,711	6,569
Series 2005-117, Class JN, 4.5% 1/25/36	645	568
Series 2005-41 Class WY, 5.5% 5/25/25	20,552	20,209
Series 2005-55 Class LY, 5.5% 7/25/25	2,580	2,531
Series 2002-50 Class LE, 7% 12/25/29	92	92
Series 2005-14 Class SE, 0.73% 3/25/35 (f)(g)	22,844	719
Series 2007-36:
Class GO, 4/25/37 (h)	1,541	1,207
Class SB, 1.28% 4/25/37 (f)(g)	44,631	2,136
Class SG, 1.28% 4/25/37 (f)(g)	20,041	954
4/25/37 (h)	3,437	2,634
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	238	237
Series 2115 Class PE, 6% 1/15/14	1,149	1,152
Series 2356 Class GD, 6% 9/15/16	674	688
Series 2512 Class PG, 5.5% 10/15/22	2,000	1,984
Series 3149 Class OD, 5/15/36 (h)	35,997	26,108
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,807	2,867
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (f)	1,017	1,035
planned amortization class Series 1681 Class PJ, 7% 12/15/23	9,715	9,897
Series 1560 Class PN, 7% 12/15/12	8,222	8,239
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (f)	996	999
Series 2448 Class FT, 6.32% 3/15/32 (f)	1,246	1,278
Series 2530 Class FE, 5.92% 2/15/32 (f)	732	740
Series 2630 Class FL, 5.82% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	387	339
planned amortization class:
Series 1141 Class G, 9% 9/15/21	463	463
Series 1614 Class L, 6.5% 7/15/23	5,962	6,039
Series 1671 Class G, 6.5% 8/15/23	1,604	1,614
Series 2006-15 Class OP, 3/25/36 (h)	8,294	6,007
Series 2543 Class PM, 5.5% 8/15/18	331	330
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2622 Class PE, 4.5% 5/15/18	$ 2,640	$ 2,552
Series 2625 Class QX, 2.25% 3/15/22	98	97
Series 2628 Class OP, 3.5% 11/15/13	11,601	11,478
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,083
Class QG, 2% 4/15/22	123	121
Series 2645 Class PW, 3.25% 7/15/26	24,360	23,662
Series 2649 Class TQ, 3.5% 12/15/21	7,148	7,079
Series 2660 Class ML, 3.5% 7/15/22	8,052	7,948
Series 2682 Class LD, 4.5% 10/15/33	777	693
Series 2690 Class PD, 5% 2/15/27	12,900	12,853
Series 2752 Class PW, 4% 4/15/22	2,945	2,907
Series 2755 Class LC, 4% 6/15/27	12,735	12,390
Series 2802 Class OB, 6% 5/15/34	10,455	10,641
Series 2810 Class PD, 6% 6/15/33	995	1,013
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,877
Series 2966 Class XC, 5.5% 1/15/31	25,111	25,243
Series 3077 Class TO, 4/15/35 (h)	18,230	13,400
Series 3110 Class OP, 9/15/35 (h)	17,155	12,676
Series 3119, Class PO, 2/15/36 (h)	20,683	14,971
Series 3121 Class KO, 3/15/36 (h)	7,319	5,643
Series 3123 Class LO, 3/15/36 (h)	13,363	9,639
Series 3145 Class GO, 4/15/36 (h)	12,088	8,747
Series 3151 Class PO, 5/15/36 (h)	12,944	9,314
sequential payer:
Series 2492 Class A, 5.25% 5/15/29	112	112
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,829
Series 2570 Class CU, 4.5% 7/15/17	2,195	2,164
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,159
Series 2601 Class TB, 5.5% 4/15/23	869	858
Series 2617 Class GW, 3.5% 6/15/16	4,619	4,530
Series 2675 Class CB, 4% 5/15/16	2,144	2,090
Series 2677 Class HG, 3% 8/15/12	1,467	1,450
Series 2683 Class JA, 4% 10/15/16	2,220	2,160
Series 2685 Class ND, 4% 10/15/18	9,064	8,302
Series 2750 Class ZT, 5% 2/15/34	1,007	926
Series 2773 Class HC, 4.5% 4/15/19	704	656
Series 2809 Class UA, 4% 12/15/14	3,398	3,344
Series 2849 Class AL, 5% 5/15/18	7,984	7,934
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2860 Class CP, 4% 10/15/17	$ 2,641	$ 2,586
Series 2866 Class N, 4.5% 12/15/18	7,093	7,008
Series 2937 Class HJ, 5% 10/15/19	10,126	10,100
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,971
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,707
Series 3013 Class VJ, 5% 1/15/14	2,045	2,035
Series 2769 Class BU, 5% 3/15/34	6,153	5,900
Series 2863 Class DB, 4% 9/15/14	1,376	1,323
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	10,515	10,907
Series 2877 Class JC, 5% 10/15/34	1,441	1,429
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	5,091	5,388
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,310
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $733,078)		732,756
Cash Equivalents - 21.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07:
(Collateralized by U.S. Government Obligations) #	$ 165,710	165,686
(Collateralized by U.S. Government Obligations) # (a)	1,444,080	1,443,870
TOTAL CASH EQUIVALENTS (Cost $1,609,556)		1,609,556
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $9,247,507)		9,269,591
NET OTHER ASSETS - (23.6)%		(1,770,434)
NET ASSETS - 100%		$ 7,499,157
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.455% with Deutsche Bank	April 2037	$ 41,880	$ (451)
Receive semi-annually a fixed rate equal to 4.9225% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2012	70,000	(274)
Receive semi-annually a fixed rate equal to 5.035% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2010	225,000	19
		$ 336,880	$ (706)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,536,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$165,686,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 5,098
BNP Paribas Securities Corp.	2,549
Banc of America Securities LLC	43,695
Bank of America, NA	6,797
Barclays Capital, Inc.	27,362
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Bear Stearns & Co., Inc.	$ 3,398
Citigroup Global Markets, Inc.	6,797
Countrywide Securities Corp.	13,594
Deutsche Bank Securities, Inc.	6,967
Greenwich Capital Markets, Inc.	1,699
HSBC Securities (USA), Inc.	1,002
Merrill Lynch Government Securities, Inc.	2,549
Societe Generale, New York Branch	3,398
UBS Securities LLC	37,383
WestLB AG	3,398
$ 165,686
$1,443,870,000 due 5/01/07 at 5.24%
Barclays Capital, Inc.	$ 1,443,870
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,246,497,000. Net unrealized appreciation aggregated $23,094,000, of which $55,047,000 related to appreciated investment securities and $31,953,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

April 30, 2007

1.800340.103

SLM-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 70.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 40.8%
Fannie Mae:
3.25% 1/15/08	$ 370	$ 365
3.25% 2/15/09	745	725
4.125% 5/15/10	11,700	11,479
4.5% 10/15/08	2,905	2,888
4.625% 10/15/13	8,870	8,747
4.75% 12/15/10	80,500	80,382
4.875% 4/15/09	1,391	1,392
5.125% 9/2/08	10,635	10,654
5.125% 1/2/14	6,000	6,019
5.25% 9/15/16	13,000	13,257
6.375% 6/15/09	6,470	6,670
7.25% 1/15/10	1,779	1,888
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,839
5% 9/18/09	2,790	2,802
5.375% 8/19/11	16,960	17,323
5.8% 9/2/08	5,845	5,906
Freddie Mac:
3.625% 9/15/08	2,285	2,244
4.25% 7/15/09	10,180	10,056
5.125% 4/18/08	8,000	8,001
5.125% 4/18/11	2,360	2,385
5.25% 7/18/11	49,558	50,335
5.75% 3/15/09	4,000	4,062
5.75% 1/15/12	986	1,023
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	5,681	5,691
6.8% 2/15/12	7,500	7,903
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	9,000	9,268
5.685% 5/15/12	3,915	4,058
4.974% 8/15/13	3,435	3,461
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	$ 779	$ 781
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,094
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		291,698
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
2.375% 4/15/11	15,017	15,226
2.5% 7/15/16	1,259	1,293
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		16,519
U.S. Treasury Obligations - 27.3%
U.S. Treasury Notes:
3.375% 9/15/09	32,742	31,879
4.25% 11/15/14 (b)	41,500	40,618
4.25% 8/15/15	3,000	2,926
4.375% 12/15/10	11,560	11,512
4.625% 11/15/16 (b)	15,000	14,991
4.75% 5/15/14 (b)	29,058	29,370
4.875% 4/30/08	51,746	51,706
4.875% 5/15/09	5,850	5,881
5.125% 5/15/16	6,000	6,219
TOTAL U.S. TREASURY OBLIGATIONS		195,102
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $502,569)		503,319
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 10.9%
3.753% 10/1/33 (d)	95	95
3.787% 6/1/34 (d)	516	508
3.806% 6/1/33 (d)	91	91
3.878% 6/1/33 (d)	444	444
3.902% 5/1/34 (d)	717	708
3.909% 5/1/33 (d)	516	517
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.938% 5/1/34 (d)	$ 560	$ 553
3.945% 5/1/33 (d)	32	32
3.964% 9/1/33 (d)	1,025	1,018
3.996% 10/1/18 (d)	77	76
4% 9/1/13 to 5/1/20	3,008	2,864
4.059% 4/1/33 (d)	34	34
4.074% 3/1/35 (d)	1,968	1,954
4.084% 2/1/35 (d)	52	52
4.175% 1/1/35 (d)	228	225
4.19% 11/1/34 (d)	1,366	1,367
4.25% 2/1/35 (d)	107	106
4.257% 1/1/34 (d)	266	265
4.273% 10/1/33 (d)	40	40
4.28% 8/1/33 (d)	196	196
4.28% 5/1/35 (d)	120	120
4.285% 3/1/35 (d)	87	87
4.291% 3/1/33 (d)	109	110
4.303% 3/1/33 (d)	60	59
4.313% 6/1/33 (d)	53	53
4.342% 4/1/35 (d)	51	51
4.347% 1/1/35 (d)	115	114
4.355% 10/1/19 (d)	117	116
4.365% 2/1/34 (d)	232	230
4.397% 10/1/34 (d)	510	506
4.401% 2/1/35 (d)	175	173
4.413% 5/1/35 (d)	116	116
4.421% 8/1/34 (d)	2,755	2,735
4.421% 5/1/35 (d)	297	298
4.429% 3/1/35 (d)	168	166
4.448% 8/1/34 (d)	315	314
4.484% 12/1/34 (d)	43	43
4.484% 2/1/35 (d)	89	89
4.485% 11/1/33 (d)	174	173
4.494% 1/1/35 (d)	126	126
4.497% 5/1/33 (d)	122	123
4.5% 5/1/18 to 10/1/18	1,008	979
4.51% 2/1/35 (d)	56	57
4.516% 2/1/35 (d)	1,358	1,355
4.516% 10/1/35 (d)	88	88
4.523% 7/1/35 (d)	348	347
4.557% 9/1/34 (d)	2,421	2,408
4.577% 2/1/35 (d)	427	424
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.578% 7/1/35 (d)	$ 342	$ 343
4.648% 3/1/35 (d)	741	744
4.655% 10/1/34 (d)	343	342
4.671% 3/1/35 (d)	34	34
4.708% 10/1/34 (d)	323	322
4.725% 7/1/34 (d)	299	299
4.736% 12/1/35 (d)	4,587	4,578
4.746% 5/1/33 (d)	6	6
4.766% 12/1/34 (d)	87	87
4.797% 4/1/35 (d)	1,342	1,345
4.802% 6/1/35 (d)	392	393
4.804% 1/1/36 (d)	2,682	2,671
4.805% 11/1/34 (d)	261	260
4.809% 2/1/33 (d)	126	127
4.816% 11/1/35 (d)	1,156	1,161
4.828% 10/1/35 (d)	223	222
4.843% 7/1/36 (d)	584	584
4.86% 10/1/34 (d)	1,002	1,001
4.879% 8/1/34 (d)	82	83
4.891% 10/1/35 (d)	163	164
4.903% 5/1/35 (d)	189	188
4.949% 8/1/34 (d)	792	793
5% 2/1/16 to 5/1/18	10,100	9,989
5.025% 7/1/34 (d)	44	44
5.054% 12/1/32 (d)	1,171	1,172
5.062% 5/1/35 (d)	583	587
5.07% 9/1/34 (d)	754	756
5.084% 9/1/34 (d)	77	77
5.094% 5/1/35 (d)	244	246
5.113% 10/1/35 (d)	485	485
5.166% 8/1/33 (d)	131	131
5.167% 3/1/36 (d)	1,444	1,446
5.175% 3/1/35 (d)	55	55
5.177% 6/1/35 (d)	412	414
5.263% 11/1/36 (d)	305	307
5.27% 4/1/36 (d)	609	612
5.299% 7/1/35 (d)	48	48
5.332% 12/1/34 (d)	117	117
5.365% 2/1/36 (d)	827	832
5.382% 2/1/36 (d)	114	115
5.403% 12/1/36 (d)	418	420
5.5% 1/1/09 to 3/1/20	9,691	9,733
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.531% 11/1/36 (d)	$ 614	$ 618
5.836% 3/1/36 (d)	933	944
5.846% 1/1/36 (d)	318	320
6% 4/1/16 to 4/1/21	2,779	2,831
6.5% 2/1/17 to 3/1/35	5,000	5,149
7% 12/1/08 to 9/1/31	424	435
9% 2/1/13	112	117
9.5% 11/15/09	132	137
10.25% 10/1/09 to 10/1/18	8	9
11% 8/1/10 to 1/1/16	339	361
11.25% 5/1/14 to 1/1/16	58	65
11.5% 9/1/11 to 6/15/19	215	237
12.25% 7/1/12 to 8/1/13	11	12
12.5% 9/1/12 to 7/1/16	161	184
12.75% 10/1/11 to 6/1/15	120	131
13% 7/1/13 to 7/1/15	69	80
13.25% 9/1/11	71	79
13.5% 11/1/14 to 12/1/14	15	18
15% 4/1/12	3	3
		77,668
Freddie Mac - 3.6%
3.38% 7/1/33 (d)	1,004	993
4% 1/1/19 to 11/1/20	4,602	4,363
4.291% 3/1/35 (d)	131	130
4.299% 12/1/34 (d)	174	171
4.315% 2/1/35 (d)	279	278
4.422% 6/1/35 (d)	181	180
4.427% 2/1/34 (d)	129	128
4.429% 3/1/35 (d)	153	150
4.456% 3/1/35 (d)	168	166
4.5% 2/1/18 to 11/1/20	715	695
4.545% 2/1/35 (d)	276	273
4.701% 9/1/36 (d)	330	329
4.705% 9/1/35 (d)	4,068	4,067
4.777% 3/1/33 (d)	46	46
4.924% 10/1/36 (d)	2,049	2,051
4.991% 4/1/35 (d)	681	683
5% 3/1/18 to 9/1/35	3,031	3,000
5.122% 4/1/35 (d)	585	584
5.125% 7/1/35 (d)	554	553
5.281% 11/1/35 (d)	564	566
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.286% 2/1/36 (d)	$ 45	$ 45
5.498% 1/1/36 (d)	449	451
5.5% 8/1/14 to 11/1/20	2,185	2,194
5.535% 1/1/36 (d)	722	725
6% 2/1/17 to 3/1/17	515	524
6.5% 5/1/08	28	29
8.5% 6/1/14 to 6/1/17	41	41
9% 11/1/09 to 8/1/16	40	42
9.5% 7/1/16 to 8/1/21	308	335
10% 7/1/09 to 3/1/21	667	728
10.5% 9/1/09 to 5/1/21	52	55
11% 2/1/11 to 9/1/20	38	42
11.25% 2/1/10 to 8/1/14	75	82
11.5% 10/1/15 to 8/1/19	53	59
11.75% 11/1/11 to 7/1/15	11	12
12% 10/1/09 to 11/1/19	155	170
12.25% 12/1/11 to 8/1/15	63	70
12.5% 10/1/09 to 6/1/19	716	802
12.75% 2/1/10 to 10/1/10	8	8
13% 9/1/10 to 5/1/17	108	123
13.25% 11/1/10 to 10/1/13	32	36
13.5% 11/1/10 to 8/1/11	35	39
14% 11/1/12 to 4/1/16	6	6
14.5% 12/1/10	1	1
14.75% 3/1/10	1	1
16.25% 7/1/11	0	0
		26,026
Government National Mortgage Association - 0.2%
8% 8/15/07 to 12/15/23	465	493
8.5% 6/15/16 to 2/15/17	8	8
10.5% 9/15/15 to 10/15/21	742	846
10.75% 12/15/09 to 3/15/10	9	9
11% 5/20/16 to 1/20/21	41	48
12.5% 12/15/10	2	2
13% 1/15/11 to 10/15/13	54	60
13.25% 8/15/14	10	12
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
13.5% 7/15/11 to 12/15/14	$ 14	$ 16
14% 6/15/11	6	7
		1,501
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $104,907)		105,195
Asset-Backed Securities - 0.9%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (d) (Cost $6,285)	6,285	6,290
Collateralized Mortgage Obligations - 12.6%

U.S. Government Agency - 12.6%
Fannie Mae:
floater Series 1994-42 Class FK, 4.2% 4/25/24 (d)	3,767	3,586
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	90	98
Series 1994-12 Class PH, 6.25% 1/25/09	604	606
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,110
Series 2003-24 Class PB, 4.5% 12/25/12	762	758
Series 2003-28 Class KG, 5.5% 4/25/23	725	726
Series 2003-39 Class PV, 5.5% 9/25/22	1,864	1,876
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	2,721	2,726
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	160	156
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	762	781
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	262	270
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	3,753	3,777
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	537	553
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	47	47
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,300
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,058
Series 2003-106 Class WE, 4.5% 11/25/22	3,135	2,982
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,206
Series 2003-85 Class GD, 4.5% 9/25/18	610	590
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2004-80 Class LD, 4% 1/25/19	$ 980	$ 931
Series 2004-81 Class KC, 4.5% 4/25/17	690	679
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	464	468
Series 2002-58 Class HC, 5.5% 9/25/17	3,730	3,768
Series 2002-79 Class Z, 5.5% 11/25/22	3,744	3,722
Series 2003-18 Class EY, 5% 6/25/17	2,218	2,208
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,982
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,557
Series 2002-50 Class LE, 7% 12/25/29	20	20
Freddie Mac planned amortization class Series 2356 Class GD, 6% 9/15/16	512	522
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 5.72% 11/15/32 (d)	963	969
Series 2630 Class FL, 5.82% 6/15/18 (d)	58	59
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	18	18
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,575
Series 2645 Class PW, 3.25% 7/15/26	5,170	5,022
Series 2649 Class TQ, 3.5% 12/15/21	704	697
Series 2752 Class PW, 4% 4/15/22	2,342	2,311
Series 2802 Class OB, 6% 5/15/34	1,355	1,379
Series 2810 Class PD, 6% 6/15/33	1,020	1,038
Series 2831 Class PB, 5% 7/15/19	1,975	1,952
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,442	2,541
Series 2570 Class CU, 4.5% 7/15/17	233	230
Series 2572 Class HK, 4% 2/15/17	342	334
Series 2617 Class GW, 3.5% 6/15/16	1,897	1,861
Series 2860 Class CP, 4% 10/15/17	252	247
Series 2866 Class N, 4.5% 12/15/18	1,340	1,324
Series 2937 Class HJ, 5% 10/15/19	1,068	1,066
Series 2998 Class LY, 5.5% 7/15/25	295	289
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,104
Series 3013 Class VJ, 5% 1/15/14	2,051	2,041
Series 2689 Class CN, 4.5% 2/15/23	10,000	9,815
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2769 Class BU, 5% 3/15/34	$ 1,093	$ 1,048
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,465	3,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,814)		90,401
Cash Equivalents - 13.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07:
(Collateralized by U.S. Government Obligations) #	$ 9,801	9,800
(Collateralized by U.S. Government Obligations) # (a)	87,560	87,547
TOTAL CASH EQUIVALENTS (Cost $97,347)		97,347
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $801,922)		802,552
NET OTHER ASSETS - (12.2)%		(87,275)
NET ASSETS - 100%		$ 715,277
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	$ 1,800	9
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	9,750	(41)
		$ 11,550	$ (32)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,268,000 or 1.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,800,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 302
BNP Paribas Securities Corp.	151
Banc of America Securities LLC	2,584
Bank of America, NA	402
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Barclays Capital, Inc.	$ 1,618
Bear Stearns & Co., Inc.	201
Citigroup Global Markets, Inc.	402
Countrywide Securities Corp.	804
Deutsche Bank Securities, Inc.	412
Greenwich Capital Markets, Inc.	101
HSBC Securities (USA), Inc.	59
Merrill Lynch Government Securities, Inc.	151
Societe Generale, New York Branch	201
UBS Securities LLC	2,211
WestLB AG	201
$ 9,800
$87,547,000 due 5/01/07 at 5.24%
Barclays Capital, Inc.	$ 87,547
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $801,324,000. Net unrealized appreciation aggregated $1,228,000, of which $4,224,000 related to appreciated investment securities and $2,996,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

April 30, 2007

1.800362.103

ULB-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.69% 3/13/09 (c)	$ 3,685,000	$ 3,692,016
5.77% 3/13/09 (c)	1,800,000	1,805,627
5.82% 9/10/07 (c)	1,230,000	1,231,581
		6,729,224
Media - 1.3%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,480,000
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,151,684
Cox Communications, Inc.:
(Reg. S) 5.905% 12/14/07 (c)	2,330,000	2,336,368
5.61% 8/15/07 (a)(c)	4,000,000	4,000,552
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,013,586
Viacom, Inc. 5.7% 6/16/09 (c)	2,000,000	2,005,672
		13,987,862
TOTAL CONSUMER DISCRETIONARY		20,717,086
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.5475% 9/5/08 (c)	2,400,000	2,400,960
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	831,150
5.7549% 9/15/09 (c)	2,200,000	2,204,990
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,652,867
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,547
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,299,076
		8,602,630
TOTAL ENERGY		11,003,590
FINANCIALS - 5.5%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 5.55% 2/1/12 (c)	745,000	743,063
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (c)	1,205,000	1,219,027
Merrill Lynch & Co., Inc. 5.45% 8/14/09 (c)	2,065,000	2,065,845
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 5.6088% 1/18/11 (c)	$ 1,900,000	$ 1,905,126
Royal Bank of Scotland PLC 5.655% 7/24/14 (c)	2,590,000	2,600,619
		8,533,680
Commercial Banks - 0.9%
Barclays Bank PLC:
5.56% 5/25/15 (c)	825,000	825,751
5.79% 9/11/13 (c)	3,500,000	3,519,376
HBOS plc 5.635% 2/6/14 (c)	305,000	305,842
HSBC Holdings PLC 5.55% 10/6/16 (c)	500,000	500,361
ING Bank NV 5.6056% 10/14/14 (c)	440,000	441,408
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (c)	520,000	514,238
PNC Funding Corp. 5.495% 1/31/12 (c)	2,400,000	2,398,488
Santander Issuances SA Unipersonal 5.71% 6/20/16 (a)(c)	1,500,000	1,507,497
		10,012,961
Consumer Finance - 1.3%
Capital One Financial Corp. 5.62% 9/10/09 (c)	2,260,000	2,265,847
General Electric Capital Corp. 5.42% 5/10/10 (c)	2,845,000	2,847,282
MBNA Capital I 8.278% 12/1/26	810,000	847,041
MBNA Europe Funding PLC 5.43% 9/7/07 (a)(c)	2,720,000	2,720,996
SLM Corp.:
5.33% 4/18/08 (a)(c)	2,500,000	2,482,695
5.515% 7/26/10 (c)	2,770,000	2,685,174
		13,849,035
Diversified Financial Services - 0.2%
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,797,606
Insurance - 0.2%
Monumental Global Funding III 5.525% 1/25/13 (a)(c)	1,745,000	1,744,983
Real Estate Investment Trusts - 1.0%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,812,490
iStar Financial, Inc.:
5.69% 3/9/10 (c)	2,000,000	2,001,332
5.9% 3/16/09 (c)	2,505,000	2,520,363
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,320,485
		10,654,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	$ 880,000	$ 885,389
Realogy Corp. 6.0681% 10/20/09 (a)(c)	1,830,000	1,832,176
		2,717,565
Thrifts & Mortgage Finance - 0.9%
Residential Capital Corp.:
6.725% 6/29/07 (c)	1,995,000	1,996,640
7.1869% 4/17/09 (a)(c)	2,085,000	2,077,181
Washington Mutual Bank 5.45% 5/1/09 (c)	3,000,000	3,001,101
Washington Mutual, Inc. 5.5% 8/24/09 (c)	2,250,000	2,250,360
		9,325,282
TOTAL FINANCIALS		58,635,782
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
British Aerospace Finance, Inc. 7% 7/1/07 (a)	350,000	350,768
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,692,124
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 5.45% 5/15/08 (c)	3,000,000	3,002,202
BellSouth Corp. 5.46% 8/15/08 (c)	2,000,000	2,001,254
Deutsche Telekom International Finance BV 5.53% 3/23/09 (c)	1,725,000	1,728,488
Telecom Italia Capital SA 5.9688% 7/18/11 (c)	3,750,000	3,779,100
Telefonica Emisiones SAU 5.65% 6/19/09 (c)	4,775,000	4,792,333
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,587,115
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,310,199
		20,200,691
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 5.4479% 6/27/08 (a)(c)	1,506,000	1,506,000
Vodafone Group PLC 5.41% 6/29/07 (c)	2,260,000	2,260,011
		3,766,011
TOTAL TELECOMMUNICATION SERVICES		23,966,702
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.0%
Electric Utilities - 0.5%
Commonwealth Edison Co. 3.7% 2/1/08	$ 1,125,000	$ 1,107,161
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,709,130
TXU Electric Delivery Co. 5.7299% 9/16/08 (a)(c)	1,085,000	1,085,018
		4,901,309
Gas Utilities - 0.1%
NiSource Finance Corp. 5.93% 11/23/09 (c)	845,000	846,018
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.65% 9/28/07 (c)	2,470,000	2,470,785
Sempra Energy 4.75% 5/15/09	2,000,000	1,984,742
		4,455,527
TOTAL UTILITIES		10,202,854
TOTAL NONCONVERTIBLE BONDS (Cost $126,588,945)		126,568,906
U.S. Government Agency Obligations - 4.6%

Freddie Mac 4.75% 3/5/09 (b) (Cost $49,927,292)	50,000,000	49,885,596
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.8%
3.239% 9/1/33 (c)	482,165	475,537
3.693% 7/1/33 (c)	429,077	425,141
3.993% 5/1/34 (c)	557,967	554,052
4.244% 3/1/34 (c)	553,319	549,907
4.273% 10/1/33 (c)	41,814	41,630
4.291% 3/1/33 (c)	113,452	114,122
4.3% 6/1/34 (c)	1,347,303	1,339,078
4.313% 6/1/33 (c)	52,776	52,849
4.516% 10/1/35 (c)	88,138	87,936
4.585% 8/1/34 (c)	102,535	103,514
4.671% 3/1/35 (c)	36,066	36,104
4.746% 5/1/33 (c)	5,998	6,034
4.879% 8/1/34 (c)	86,239	86,701
4.891% 10/1/35 (c)	217,831	218,233
4.898% 7/1/35 (c)	565,740	566,438
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.025% 7/1/34 (c)	$ 45,149	$ 45,244
5.156% 9/1/35 (c)	3,102,290	3,109,550
5.166% 8/1/33 (c)	135,176	135,963
5.211% 5/1/36 (c)	241,001	242,167
5.263% 11/1/36 (c)	375,576	377,824
5.27% 4/1/36 (c)	664,208	667,349
5.299% 7/1/35 (c)	50,264	50,657
5.302% 8/1/36 (c)	691,577	695,964
5.382% 2/1/36 (c)	152,424	153,371
5.5% 11/1/16 to 2/1/19	3,485,445	3,501,024
5.531% 11/1/36 (c)	772,639	778,404
5.548% 10/1/35 (c)	289,201	291,981
5.836% 3/1/36 (c)	1,166,778	1,179,465
6.5% 7/1/16 to 3/1/35	1,902,939	1,965,579
7% 8/1/17 to 5/1/32	1,057,507	1,091,451
TOTAL FANNIE MAE		18,943,269
Freddie Mac - 0.3%
3.38% 7/1/33 (c)	1,099,144	1,086,278
4.043% 4/1/34 (c)	875,439	863,919
4.777% 3/1/33 (c)	47,595	48,130
4.924% 10/1/36 (c)	1,878,082	1,879,716
5.871% 4/1/32 (c)	18,738	19,106
TOTAL FREDDIE MAC		3,897,149
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,883,196)		22,840,418
Asset-Backed Securities - 28.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (c)	271,103	271,647
Series 2004-4 Class A2D, 5.67% 1/25/35 (c)	107,668	107,911
Series 2005-1 Class M1, 5.79% 4/25/35 (c)	1,545,000	1,547,334
Series 2007-1 Class A3, 5.45% 2/25/37 (c)	1,000,000	998,217
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (c)	151,473	151,588
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (c)	113,099	113,247
Class M2, 7.02% 11/25/33 (c)	67,618	67,856
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (c)	$ 36,784	$ 36,878
Class M2, 7.07% 6/25/33 (c)	50,000	50,401
Series 2003-NC1 Class M1, 6.1% 7/25/33 (c)	100,000	100,373
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (c)	134,284	134,433
Class M2, 6.42% 2/25/34 (c)	175,000	175,457
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (c)	250,000	250,313
Class M3, 5.8% 4/25/35 (c)	145,000	145,338
Class M4, 5.96% 4/25/35 (c)	185,000	185,137
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (c)	302,869	302,947
Series 2005-SD1 Class A1, 5.72% 11/25/50 (c)	98,337	98,402
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (c)	995,000	993,796
Class M1, 5.62% 5/25/36 (c)	915,000	912,559
Class M2, 5.64% 5/25/36 (c)	305,000	304,198
Class M3, 5.66% 5/25/36 (c)	240,000	238,664
Class M4, 5.72% 5/25/36 (c)	200,000	197,065
Class M5, 5.76% 5/25/36 (c)	295,000	288,256
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (c)	1,000,000	998,155
Class M1, 5.58% 1/25/37 (c)	755,000	751,838
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (c)	340,000	343,638
Series 2006-C1 Class C1, 5.8% 10/20/14 (c)	770,000	769,996
Series 2007-B1 Class B, 5.57% 12/22/14 (c)	1,725,000	1,727,879
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(c)	1,200,000	1,199,721
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (c)	410,000	411,356
Series 2004-5 Class B, 5.57% 4/16/12 (c)	2,150,000	2,151,222
Series 2004-C Class C, 5.82% 2/15/12 (a)(c)	442,422	443,392
Series 2005-1 Class A, 5.35% 10/15/12 (c)	2,185,000	2,184,490
Series 2005-6 Class C, 5.57% 3/15/11 (a)(c)	2,680,000	2,682,358
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.79% 1/6/10 (c)	45,684	45,687
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,484,924
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	2,000,548
Series 2007-BF Class A2, 5.31% 1/6/11	1,230,000	1,230,613
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.67% 2/25/33 (c)	$ 474,619	$ 486,332
Series 2004-R11 Class M1, 5.98% 11/25/34 (c)	560,000	561,465
Series 2004-R2:
Class M1, 5.75% 4/25/34 (c)	85,000	85,078
Class M2, 5.8% 4/25/34 (c)	75,000	75,064
Series 2004-R8 Class M9, 8.07% 9/25/34 (c)	1,525,000	1,457,969
Series 2004-R9 Class M2, 5.97% 10/25/34 (c)	720,000	723,804
Series 2005-R1:
Class M1, 5.77% 3/25/35 (c)	770,000	769,843
Class M2, 5.8% 3/25/35 (c)	260,000	260,092
Series 2005-R2 Class M1, 5.77% 4/25/35 (c)	1,700,000	1,700,362
Series 2006-M3:
Class M7, 6.17% 10/25/36 (c)	705,000	673,275
Class M9, 7.32% 10/25/36 (c)	450,000	420,750
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (c)	29,202	24,531
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(c)	1,500,000	1,501,021
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(c)	800,000	800,670
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.1175% 9/25/33 (c)	800,000	803,503
Series 2004-W5 Class M1, 5.92% 4/25/34 (c)	1,420,000	1,423,530
Series 2004-W7:
Class M1, 5.87% 5/25/34 (c)	305,000	306,312
Class M2, 5.92% 5/25/34 (c)	250,000	251,111
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (c)	1,200,000	1,198,122
Class M2, 5.64% 5/25/36 (c)	1,265,000	1,254,365
Class M3, 5.66% 5/25/36 (c)	1,010,000	995,133
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (c)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (c)	230,000	231,140
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (c)	780,000	779,188
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (c)	1,165,025	1,165,530
Series 2003-HE6 Class M1, 5.97% 11/25/33 (c)	215,000	215,981
Series 2004-HE6 Class A2, 5.68% 6/25/34 (c)	372,603	373,198
Series 2005-HE1 Class M1, 5.82% 3/25/35 (c)	540,000	540,746
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (c)	1,105,000	1,107,112
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M2, 5.82% 3/25/35 (c)	$ 275,000	$ 275,748
Series 2005-HE3 Class A4, 5.52% 4/25/35 (c)	187,687	187,711
Series 2007-HE1 Class A4, 5.46% 12/25/36 (c)	1,000,000	998,852
Bank of America Credit Card Master Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (c)	3,165,000	3,159,066
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.35% 2/15/11 (c)	2,010,000	2,028,492
Series 2004-C1 Class C1, 5.82% 11/15/11 (c)	25,000	25,126
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (c)	421,666	421,993
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (c)	198,300	198,329
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (c)	314,173	314,299
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (c)	390,000	392,040
Class M3, 6.37% 9/25/34 (c)	265,000	266,240
Class M4, 6.52% 9/25/34 (c)	225,000	219,758
Series 2004-HE9 Class M2, 6.52% 11/25/34 (c)	490,000	492,670
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (c)	905,000	904,114
Class M2, 6.07% 2/25/35 (c)	330,000	316,328
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3563% 12/26/24 (c)	2,612,321	2,612,219
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (c)	215,000	214,476
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (c)	850,000	853,244
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (a)(c)	2,700,000	2,699,544
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.43% 8/15/11 (c)	1,468,483	1,468,790
Series 2006-B Class A2, 5.53% 4/15/09	1,191,335	1,191,821
Series 2007-A Class A2, 5.33% 5/17/10	930,000	930,499
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (c)	500,000	501,220
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,236,008
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (c)	1,125,000	1,131,599
Series 2004-B1 Class B1, 5.76% 11/15/11 (c)	1,180,000	1,187,224
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(c)	$ 265,000	$ 265,580
Class B, 6.07% 7/20/39 (a)(c)	140,000	141,187
Class C, 6.42% 7/20/39 (a)(c)	180,000	181,364
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (c)	445,000	381,110
Class M9, 7.22% 7/25/36 (c)	285,000	240,255
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(c)	125,000	82,500
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (c)	1,000,000	998,476
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (c)	91,792	91,778
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(c)	537,188	535,855
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (c)	2,210,000	2,231,949
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (c)	1,645,000	1,652,255
Series 2006-C3 Class C3, 5.55% 6/15/11 (c)	1,975,000	1,975,358
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	353,347	350,370
Class D, 4.51% 11/20/12	209,796	208,398
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6763% 6/25/09 (c)	655,000	655,306
Series 2003-C1 Class C1, 6.45% 4/7/10 (c)	1,685,000	1,699,718
Series 2006-C4 Class C4, 5.54% 1/9/12 (c)	2,365,000	2,363,786
Series 2006-C6 Class C6, 5.65% 11/15/12 (c)	1,595,000	1,598,096
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,496,798
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.365% 4/25/46 (a)(c)	3,195,000	3,195,320
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	511,406	453,873
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (c)	24,325	24,330
Series 2003-BC1 Class M2, 7.32% 9/25/32 (c)	203,899	204,190
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(c)	2,793	2,794
Series 2004-2 Class M1, 5.82% 5/25/34 (c)	375,000	375,789
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (c)	1,273,720	1,278,570
Class M1, 5.82% 6/25/34 (c)	100,000	100,508
Series 2004-4 Class M2, 5.85% 6/25/34 (c)	315,000	316,990
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (c)	$ 519,127	$ 519,253
Class MV1, 5.72% 7/25/35 (c)	435,000	434,907
Class MV2, 5.76% 7/25/35 (c)	525,000	525,477
Series 2005-AB1 Class A2, 5.53% 8/25/35 (c)	1,612,326	1,613,778
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	2,905,482	2,910,022
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,774,996	1,775,183
Series 2007-A Class A1, 5.332% 3/17/08 (a)	829,403	829,403
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FRE1 Class B1, 7.12% 4/25/34 (c)	236,506	236,587
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (c)	550,000	552,253
Series 2005-1 Class B, 5.47% 9/16/10 (c)	1,580,000	1,581,958
Series 2005-3 Class B, 5.51% 5/15/11 (c)	2,000,000	2,003,646
Series 2006-1 Class B1, 5.47% 8/16/11 (c)	1,845,000	1,846,988
Series 2006-2 Class B1, 5.44% 1/17/12 (c)	2,000,000	2,002,172
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,530,000	1,529,771
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (c)	80,751	80,725
Class AB3, 5.712% 5/28/35 (c)	32,052	32,103
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (c)	1,500,000	1,501,263
Series 2005-2 Class 2A1, 5.44% 12/25/35 (c)	278,685	278,703
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (c)	880,000	869,847
Class M1, 5.63% 7/25/36 (c)	1,765,000	1,689,638
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (c)	25,000	25,013
Class M4, 6.22% 3/25/34 (c)	25,000	25,025
Series 2004-FF8 Class M3, 6.27% 10/25/34 (c)	1,760,000	1,764,431
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (c)	990,000	939,486
Class M1, 5.58% 10/25/36 (c)	880,000	826,611
Series 2006-FF18 Class M1, 5.55% 12/25/37 (c)	3,500,000	3,487,901
Series 2007-FF1 Class M1, 5.55% 1/25/38 (c)	375,000	380,383
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	827,289
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (c)	$ 1,375,000	$ 1,374,994
Class B, 5.76% 5/15/10 (c)	1,110,000	1,112,043
Series 2006-3:
Class A, 5.5% 6/15/11 (c)	990,000	990,232
Class B, 5.77% 6/15/11 (c)	1,405,000	1,407,593
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,390,658	1,390,028
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (c)	238,895	191,116
Series 2004-B Class M1, 5.9% 5/25/34 (c)	205,000	205,566
Series 2004-C Class M1, 5.97% 8/25/34 (c)	540,000	542,362
Series 2005-A:
Class M1, 5.75% 1/25/35 (c)	225,000	225,399
Class M2, 5.78% 1/25/35 (c)	325,000	325,485
Class M3, 5.81% 1/25/35 (c)	175,000	175,261
Class M4, 6% 1/25/35 (c)	125,000	124,798
Series 2006-A:
Class M3, 5.7% 5/25/36 (c)	455,000	440,845
Class M4, 5.72% 5/25/36 (c)	685,000	636,459
Class M5, 5.82% 5/25/36 (c)	365,000	318,905
Series 2006-E Class M1, 5.58% 1/25/37 (c)	1,725,000	1,696,606
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(c)	960,000	956,758
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(c)	163,527	163,527
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (c)	925,000	925,850
Series 2006-1:
Class B, 5.43% 9/17/12 (c)	585,000	585,260
Class C, 5.56% 9/17/12 (c)	455,000	455,202
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,322,965
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (c)	2,490,000	2,489,975
Series 8 Class C, 5.65% 6/15/10 (c)	2,650,000	2,649,974
Series 9:
Class B, 5.47% 9/15/10 (c)	485,000	485,000
Class C, 5.63% 9/15/10 (c)	1,800,000	1,799,982
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (a)(c)	332,540	332,547
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (c)	$ 2,606	$ 2,635
Series 2003-FM1 Class M1, 6.55% 3/20/33 (c)	609,306	609,676
Series 2004-AHL Class A2D, 5.68% 8/25/34 (c)	267,570	268,204
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (c)	168,544	168,703
Class M2, 6.72% 11/25/33 (c)	96,057	96,240
Series 2004-FM2 Class M1, 5.82% 1/25/34 (c)	249,683	249,726
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (c)	289,483	289,482
Class M2, 6.47% 5/25/34 (c)	150,000	150,501
Series 2005-6 Class A2, 5.53% 6/25/35 (c)	1,800,000	1,799,599
Series 2005-9 Class 2A1, 5.44% 8/25/35 (c)	542,610	542,358
Series 2005-HE2 Class M, 5.75% 3/25/35 (c)	1,220,000	1,221,567
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (c)	802,685	802,330
Series 2005-NC1 Class M1, 5.77% 2/25/35 (c)	1,205,000	1,205,763
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (c)	2,045,000	2,041,569
Series 2006-HE5 Class M7, 6.15% 8/25/36 (c)	1,495,000	1,278,138
Series 2006-NC2 Class M4, 5.67% 6/25/36 (c)	1,541,000	1,523,264
Series 2007-FM1 Class M1, 5.59% 12/25/36 (c)	1,000,000	996,082
Series 2007-FM2 Class M1, 5.6% 1/25/37 (c)	1,615,000	1,597,849
Series 2007-HE1 Class M1, 5.57% 3/25/47 (c)	335,000	334,531
Series 2007-NC1 Class M7, 6.27% 12/25/46 (c)	3,390,000	2,978,657
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(c)	1,440,041	1,420,889
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(c)	450,000	445,500
Class C, 5.87% 9/25/46 (a)(c)	1,150,000	1,127,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(c)	1,700,000	1,681,282
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (c)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (c)	165,729	165,901
Series 2003-1 Class M1, 6.82% 6/25/33 (c)	524,845	525,279
Series 2003-2 Class M1, 6.64% 8/25/33 (c)	66,323	66,374
Series 2003-3 Class M1, 6.18% 8/25/33 (c)	320,568	320,814
Series 2003-4 Class M1, 6.12% 10/25/33 (c)	96,601	96,675
Series 2003-5:
Class A2, 5.67% 12/25/33 (c)	10,566	10,576
Class M1, 6.02% 12/25/33 (c)	160,000	160,253
Class M2, 7.05% 12/25/33 (c)	50,215	50,359
Series 2003-7:
Class A2, 5.7% 3/25/34 (c)	2,079	2,082
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-7:
Class M1, 5.97% 3/25/34 (c)	$ 795,000	$ 796,773
Series 2003-8 Class M1, 6.04% 4/25/34 (c)	192,210	192,576
Series 2004-4 Class A2, 5.64% 10/25/34 (c)	24,632	24,653
Series 2004-6 Class A2, 5.67% 12/25/34 (c)	92,368	92,434
Series 2005-1:
Class M1, 5.75% 5/25/35 (c)	1,270,000	1,270,922
Class M2, 5.77% 5/25/35 (c)	1,410,000	1,411,629
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (c)	590,771	590,895
Class M1, 5.77% 7/25/35 (c)	890,000	890,465
Series 2007-1 Class M1, 5.56% 5/25/37 (c)	1,940,000	1,934,963
Series 2007-3 Class 2A3, 5.56% 8/25/37 (c)	2,015,000	2,015,000
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (c)	97,537	97,791
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	1,555,458	1,555,745
Series 2006-2 Class A2, 5.61% 6/17/09	1,009,995	1,010,708
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,070,735
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (c)	196,934	196,807
Class M2, 5.81% 1/20/35 (c)	146,606	146,389
Series 2005-3:
Class A1, 5.58% 1/20/35 (c)	444,240	444,046
Class M1, 5.74% 1/20/35 (c)	260,862	260,525
Series 2006-2:
Class M1, 5.59% 3/20/36 (c)	649,423	647,132
Class M2, 5.61% 3/20/36 (c)	1,072,125	1,065,694
HSI Asset Securitization Corp. Trust:
Series 2007-HE1 Class M1, 5.62% 1/25/37 (c)	1,025,000	1,023,278
Series 2007-OPT1 Class M1, 5.55% 12/25/36 (c)	670,000	667,338
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (c)	39,846	39,850
Class M1, 5.79% 6/25/35 (c)	550,000	550,288
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,322,571	1,322,706
JP Morgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,665,000	1,665,633
JP Morgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 12/25/36 (c)	3,000,000	2,995,804
Keycorp Student Loan Trust Series 1999-A Class A2, 5.6956% 12/27/09 (c)	187,637	188,103
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	$ 1,503,338	$ 1,503,532
Series 2007-A Class A1, 5.335% 4/15/08	1,483,001	1,483,001
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.55% 6/25/33 (c)	462,597	462,926
Series 2003-3 Class M1, 6.07% 7/25/33 (c)	337,423	337,862
Series 2005-1 Class M2, 5.85% 2/25/35 (c)	1,410,000	1,414,311
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (c)	1,435,000	1,428,608
Class M4, 5.68% 7/25/36 (c)	425,000	412,080
Class M5, 5.71% 7/25/36 (c)	265,000	247,238
Class M6, 5.77% 7/25/36 (c)	265,000	239,227
Series 2006-7 Class M10, 7.82% 8/25/36 (c)	675,000	389,180
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.97% 9/25/34 (c)	685,000	690,364
Series 2006-HE3 Class A2, 5.42% 8/25/36 (c)	1,140,000	1,137,480
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (c)	1,380,000	1,378,807
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (c)	1,034,000	1,034,053
Series 2002-B4 Class B4, 5.82% 3/15/10 (c)	630,000	631,156
Series 2003-B1 Class B1, 5.76% 7/15/10 (c)	1,510,000	1,514,641
Series 2003-B2 Class B2, 5.71% 10/15/10 (c)	125,000	125,436
Series 2003-B3 Class B3, 5.695% 1/18/11 (c)	1,550,000	1,556,959
Series 2003-B5 Class B5, 5.69% 2/15/11 (c)	2,000,000	2,008,602
Series 2003-C2 Class C2, 6.92% 6/15/10 (c)	2,000,000	2,020,622
Series 2005-C1 Class C, 5.73% 10/15/12 (c)	2,505,000	2,522,036
Series 2005-C2 Class C, 5.67% 2/15/13 (c)	2,505,000	2,516,686
Series 2005-C3 Class C, 5.59% 3/15/11 (c)	2,830,000	2,835,617
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.36% 9/15/10 (c)	200,000	200,527
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (c)	141,466	141,488
Class M2, 5.87% 7/25/34 (c)	25,000	25,004
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.57% 4/25/37 (c)	1,035,000	1,035,000
Class M1, 5.7% 4/25/37 (c)	1,355,000	1,355,000
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (c)	91,205	91,447
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (c)	122,174	122,438
Class A2B, 5.7% 8/25/35 (c)	33,003	33,009
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (c)	1,055,000	1,054,614
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (c)	$ 122,775	$ 122,853
Series 2003-NC10 Class M1, 6% 10/25/33 (c)	792,708	793,872
Series 2003-NC8 Class M1, 6.02% 9/25/33 (c)	119,992	120,100
Series 2004-HE6 Class A2, 5.66% 8/25/34 (c)	175,718	176,108
Series 2004-NC2 Class M1, 5.87% 12/25/33 (c)	347,703	348,547
Series 2005-1 Class M2, 5.79% 12/25/34 (c)	570,000	571,037
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (c)	150,000	150,128
Class M2, 5.79% 12/25/34 (c)	385,000	384,787
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (c)	370,000	370,102
Class M2, 5.76% 1/25/35 (c)	265,000	265,274
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (c)	325,000	324,773
Class M2, 5.79% 1/25/35 (c)	325,000	325,132
Class M3, 5.83% 1/25/35 (c)	325,000	324,682
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (c)	440,000	438,202
Class M2:
5.62% 6/25/36 (c)	770,000	767,488
5.63% 6/25/36 (c)	550,000	545,768
Class M4, 5.67% 6/25/36 (c)	1,160,000	1,138,145
Series 2006-HE5 Class B1, 6.29% 8/25/36 (c)	2,415,000	2,253,169
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (c)	299,482	299,663
Series 2001-NC1 Class M2, 6.925% 10/25/31 (c)	8,680	8,689
Series 2001-NC4 Class M1, 6.82% 1/25/32 (c)	31,133	31,163
Series 2002-AM3 Class A3, 5.81% 2/25/33 (c)	14,114	14,118
Series 2002-HE1 Class M1, 6.22% 7/25/32 (c)	574,564	574,841
Series 2002-NC3 Class M1, 6.4% 8/25/32 (c)	100,000	100,067
Series 2002-OP1 Class M1, 6.445% 9/25/32 (c)	330,545	330,760
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (c)	2,050,000	2,045,103
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (c)	595,000	593,550
Class M2, 5.8% 3/25/35 (c)	595,000	591,717
Class M3, 5.84% 3/25/35 (c)	290,000	286,870
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (c)	468,159	468,265
Series 2005-A Class A4, 5.37% 8/15/11 (c)	2,210,000	2,210,011
Asset-Backed Securities - continued
	Principal Amount	Value
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (c)	$ 485,000	$ 408,566
Class M8, 6.27% 7/25/36 (c)	340,000	244,567
Class M9, 7.17% 7/25/36 (c)	490,000	334,713
Series 2007-2 Class 2A3, 5.51% 2/25/37 (c)	947,000	945,291
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (c)	100,000	100,154
Class M4, 6.295% 6/25/34 (c)	170,000	170,282
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.77% 12/25/33 (c)	42,252	42,338
Series 2007-1 Class A2C, 5.5% 3/25/37 (c)	805,000	802,988
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(c)	965,000	928,813
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (c)	1,025,000	1,029,617
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (c)	256,981	257,015
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (c)	945,000	947,107
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (c)	815,000	813,328
Class M2, 6% 9/25/34 (c)	160,000	160,531
Class M3, 6.57% 9/25/34 (c)	310,000	311,084
Class M4, 6.77% 9/25/34 (c)	435,000	436,651
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (c)	21,070	21,074
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (c)	28,492	28,507
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (c)	43,995	44,006
Class M2, 5.84% 1/25/35 (c)	1,130,000	1,131,779
Class M3, 5.88% 1/25/35 (c)	425,000	426,195
Class M5, 6.2% 1/25/35 (c)	400,000	400,180
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (c)	910,000	884,734
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(c)	2,160,000	2,164,860
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(c)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (c)	1,300,000	1,307,618
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (c)	250,000	251,850
Class 2M3, 6.77% 6/25/34 (c)	250,000	251,927
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (c)	239,453	239,479
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (c)	1,200,000	1,199,105
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Securities Corp. Series 2004-KS10 Class AI2, 5.64% 3/25/29 (c)	$ 5,646	$ 5,649
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (c)	1,451	1,452
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (c)	640,000	640,231
Series 2004-2 Class MV1, 5.9% 8/25/35 (c)	415,000	415,204
Series 2007-1 Class A2C, 5.47% 2/25/37 (c)	1,000,000	1,000,000
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4 Class M1, 5.56% 11/25/36 (c)	890,000	886,471
Series 2007-HE1 Class M1, 5.57% 12/25/36 (c)	955,000	949,510
Series 2007-NC1 Class M1, 5.56% 12/25/36 (c)	2,035,000	2,026,877
Series 2007-NC2 Class M1, 5.55% 1/25/37 (c)	385,000	383,884
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(c)	2,547,776	2,547,764
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(c)	1,140,000	1,139,749
Class C, 5.7% 8/15/11 (a)(c)	520,000	519,886
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (c)	1,000,000	1,000,352
Series 2003-BC4 Class M1, 5.92% 11/25/34 (c)	260,000	260,882
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (c)	1,215,000	1,212,321
Class M1, 5.59% 1/25/37 (c)	1,180,000	1,175,369
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (c)	1,135,000	1,137,482
Series 2004-8 Class M5, 6.47% 9/25/34 (c)	290,000	291,571
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(c)	485,000	485,979
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (c)	25,222	25,323
Series 2007-BC1 Class M1, 5.55% 2/25/37 (c)	3,195,000	3,186,280
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.42% 9/15/11 (c)	2,735,000	2,729,448
Class B, 5.6% 9/15/11 (c)	1,625,000	1,627,185
Series 2007-AE1:
Class A, 5.42% 1/15/12 (c)	400,000	400,406
Class B, 5.62% 1/15/12 (c)	335,000	335,000
Class C, 5.92% 1/15/12 (c)	420,000	420,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(c)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (c)	980,000	988,433
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (c)	$ 21,802	$ 21,871
Series 2003-6HE Class A1, 5.79% 11/25/33 (c)	17,086	17,148
Series 2005-14HE Class AF1, 5.46% 8/25/36 (c)	209,167	209,182
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	1,313,028	1,313,064
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(c)	2,165,000	2,164,154
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	436,543	436,702
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,456,594	2,456,259
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(c)	3,025,000	3,025,000
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	194,525	192,980
Series 2004-4 Class D, 3.58% 5/17/12	180,263	178,281
Series 2005-1 Class D, 4.09% 8/15/12	191,171	189,360
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (a)(c)	1,696,801	1,696,801
TOTAL ASSET-BACKED SECURITIES (Cost $311,131,912)		308,702,433
Collateralized Mortgage Obligations - 13.3%

Private Sponsor - 10.2%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (c)	1,000,000	998,449
Class M1, 5.57% 11/25/36 (c)	530,000	527,866
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (c)	1,102,539	1,100,855
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0917% 8/25/35 (c)	1,663,219	1,666,559
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (c)	1,252,003	1,254,312
Series 2005-2 Class 1A1, 5.57% 3/25/35 (c)	666,291	666,901
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (c)	1,205,000	1,190,642
Class M5, 5.74% 8/25/36 (c)	860,000	845,196
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (c)	$ 334,400	$ 335,769
Series 2004-4 Class 5A2, 5.72% 3/25/35 (c)	92,894	93,180
Series 2005-1 Class 5A2, 5.65% 5/25/35 (c)	210,710	211,048
Series 2005-10 Class 5A2, 5.64% 1/25/36 (c)	1,059,654	1,061,888
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (c)	84,467	84,588
Class 6M2, 5.8% 6/25/35 (c)	1,375,000	1,378,688
Series 2005-3 Class 8A2, 5.56% 7/25/35 (c)	847,565	849,300
Series 2005-5 Class 6A2, 5.55% 9/25/35 (c)	736,882	738,680
Series 2005-8 Class 7A2, 5.6% 11/25/35 (c)	520,264	521,905
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (c)	32,428	32,462
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (c)	15,900	15,905
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (c)	56,103	56,178
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (c)	71,551	71,656
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (c)	129,257	129,638
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (c)	67,441	67,520
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (c)	409,703	410,512
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (c)	1,375,000	1,375,000
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (c)	1,205,000	1,008,730
Class M8, 6.27% 10/25/36 (c)	525,000	410,167
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (c)	95,660	95,670
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.42% 10/11/41 (a)(c)	2,435,226	2,435,129
Class CB, 5.63% 10/11/41 (a)(c)	260,000	259,987
Class DB, 5.82% 10/11/41 (a)(c)	1,060,000	1,059,947
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.43% 12/21/24 (c)	525,000	525,146
Series 2005-2 Class C1, 5.86% 12/20/54 (c)	3,110,000	3,108,056
Series 2005-4:
Class A3, 5.43% 12/20/54 (c)	2,230,000	2,230,468
Class C1, 5.79% 12/20/54 (c)	925,000	925,036
Class M2, 5.64% 12/20/54 (c)	1,830,000	1,831,162
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(c)	$ 1,000,000	$ 1,000,313
Class C2, 5.96% 12/20/54 (a)(c)	1,545,000	1,544,954
Series 2006-3 Class C2, 5.8581% 12/20/54 (c)	1,230,000	1,230,000
Series 2006-4:
Class B1, 5.44% 12/20/54 (c)	1,250,000	1,249,938
Class C1, 5.73% 12/20/54 (c)	765,000	764,954
Class M1, 5.52% 12/20/54 (c)	330,000	329,980
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (c)	555,000	554,089
Class 1M1, 5.5% 12/20/54 (c)	500,000	499,570
Class 2B1, 5.47% 12/20/54 (c)	535,000	534,331
Class 2C1, 5.78% 12/20/54 (c)	295,000	294,723
Class 2M1, 5.6% 12/20/54 (c)	645,000	645,151
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (c)	728,548	730,049
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.6256% 7/15/40 (a)(c)	415,000	415,004
Class 2A, 5.3856% 7/15/40 (a)(c)	1,040,000	1,040,218
Class 2C, 5.7056% 7/15/40 (a)(c)	975,000	974,971
Holmes Financing No. 9 PLC floater Class 2A, 5.4156% 7/15/13 (c)	2,780,000	2,780,723
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (c)	415,762	417,426
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (c)	334,716	335,002
Series 2004-6 Class 1A2, 5.71% 10/25/34 (c)	113,714	113,799
Series 2005-1:
Class M1, 5.78% 4/25/35 (c)	175,561	175,698
Class M2, 5.82% 4/25/35 (c)	310,466	310,639
Class M3, 5.85% 4/25/35 (c)	75,768	75,857
Class M4, 6.07% 4/25/35 (c)	46,200	45,964
Class M5, 6.09% 4/25/35 (c)	46,200	45,932
Class M6, 6.14% 4/25/35 (c)	72,072	71,576
Series 2005-2 Class 1A2, 5.63% 4/25/35 (c)	769,286	770,460
Series 2005-4 Class 1B1, 6.62% 5/25/35 (c)	337,630	327,660
Series 2005-7:
Class M1, 5.8% 11/25/35 (c)	160,917	161,249
Class M2, 5.84% 11/25/35 (c)	120,688	120,844
Class M3, 5.94% 11/25/35 (c)	603,439	587,507
Class M4, 5.98% 11/25/35 (c)	288,310	279,946
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.4232% 12/10/43 (a)(c)	$ 865,000	$ 864,957
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(c)	694,159	696,475
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (c)	2,089,741	2,090,070
Series 2006-GP1 Class A1, 5.41% 5/25/46 (c)	1,462,725	1,462,007
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (c)	49,553	49,685
Class 2A1, 5.7% 11/25/34 (c)	124,438	124,814
Class 2A2, 5.76% 11/25/34 (c)	27,395	27,496
Series 2005-1 Class 1A1, 5.59% 3/25/35 (c)	135,294	135,340
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2357% 8/25/17 (c)	442,312	449,968
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (c)	1,015,000	999,989
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (c)	99,769	100,144
Class 2A2, 5.7981% 3/25/28 (c)	35,632	35,690
Series 2003-B Class A1, 5.66% 4/25/28 (c)	100,834	101,118
Series 2003-D Class A, 5.63% 8/25/28 (c)	473,726	474,399
Series 2003-E Class A2, 5.7181% 10/25/28 (c)	173,201	173,399
Series 2003-F Class A2, 5.6538% 10/25/28 (c)	170,057	170,256
Series 2004-A Class A2, 5.5638% 4/25/29 (c)	246,994	246,887
Series 2004-B Class A2, 5.6388% 6/25/29 (c)	237,186	237,299
Series 2004-C Class A2, 5.67% 7/25/29 (c)	296,822	297,205
Series 2004-D Class A2, 5.6738% 9/25/29 (c)	335,259	335,571
Series 2004-E Class A2D, 5.8638% 11/25/29 (c)	333,681	334,997
Series 2004-G Class A2, 5.67% 11/25/29 (c)	126,753	126,782
Series 2005-A Class A2, 5.6381% 2/25/30 (c)	343,758	344,079
Series 2005-B Class A2, 5.5988% 7/25/30 (c)	347,974	348,275
Series 2003-G Class XA1, 1% 1/25/29 (e)	1,106,055	5,761
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (c)	375,075	375,371
Class A2, 5.77% 12/25/34 (c)	506,631	510,590
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (c)	1,574,856	1,580,426
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (c)	920,000	919,814
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (c)	$ 980,000	$ 982,165
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.52% 9/10/33 (c)	2,495,000	2,498,830
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.45% 6/10/11 (c)	2,500,000	2,500,425
Class C, 5.99% 6/10/42 (c)	390,000	390,564
Series 3 Class C, 6.16% 6/10/42 (c)	1,030,000	1,039,312
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.79% 6/10/42 (c)	1,600,000	1,600,480
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.67% 6/10/42 (c)	1,685,000	1,683,537
Permanent Financing No. 8 PLC floater:
Series 3C, 5.86% 6/10/42 (c)	910,000	910,470
Series 8:
Class 2A, 5.41% 6/10/14 (c)	2,945,000	2,945,816
Class 2C, 5.74% 6/10/42 (c)	2,350,000	2,347,892
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.7556% 7/17/42 (c)	2,645,000	2,644,897
Series 2007-1 Class 4A, 5.4356% 10/15/33 (c)	3,450,000	3,449,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (c)	2,447,137	2,444,843
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	169,332	171,479
Series 2004-SL2 Class A1, 6.5% 10/25/16	60,341	61,620
Series 2005-AR5 Class 1A1, 4.8235% 9/19/35 (c)	475,387	480,297
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(c)	86,879	87,348
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	1,050,587	3,445
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (c)	172,840	172,839
Series 2004-1 Class A, 5.6906% 2/20/34 (c)	115,514	115,514
Series 2004-10 Class A4, 5.7006% 11/20/34 (c)	349,336	350,318
Series 2004-12 Class 1A2, 5.66% 1/20/35 (c)	579,067	580,648
Series 2004-4 Class A, 5.6206% 5/20/34 (c)	433,433	433,432
Series 2004-5 Class A3, 5.65% 6/20/34 (c)	164,858	164,878
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (c)	186,621	186,934
Class A3B, 5.81% 7/20/34 (c)	373,242	373,594
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3A, 5.71% 8/20/34 (c)	$ 204,664	$ 204,934
Class A3B, 5.935% 7/20/34 (c)	397,407	398,603
Series 2004-8 Class A2, 5.755% 9/20/34 (c)	593,693	595,066
Series 2005-1 Class A2, 5.6406% 2/20/35 (c)	316,954	317,993
Series 2005-2 Class A2, 5.6406% 3/20/35 (c)	564,080	565,145
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (c)	640,000	637,861
Class M4, 5.69% 9/25/36 (c)	960,000	946,661
Class M7, 6.12% 9/25/36 (c)	330,000	305,506
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(c)	89,123	89,169
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(c)	1,155,000	609,032
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (a)(c)	1,000,000	990,000
TBW Mortgage-Backed pass thru certificates floater Series 2006-4 Class A3, 5.34% 9/25/36 (c)	2,255,000	2,253,358
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (c)	1,593,543	1,598,225
Series 2005-3 Class A4, 5.59% 10/25/35 (c)	2,047,569	2,045,930
WaMu Mortgage pass thru certificates:
floater Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (c)	1,175,161	1,175,576
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	99,725	99,341
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	49,673	51,138
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.667% 8/25/34 (c)	474,071	471,945
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (c)	4,159,370	4,116,322
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (c)	2,110,623	2,081,668
TOTAL PRIVATE SPONSOR		109,796,533
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (c)	85,509	85,900
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	275,287	274,913
Series 2003-24 Class PB, 4.5% 12/25/12	854,048	850,076
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (c)	$ 775,494	$ 794,122
Series 2002-11 Class QF, 5.82% 3/25/32 (c)	118,535	119,634
Series 2002-36 Class FT, 5.82% 6/25/32 (c)	118,259	119,174
Series 2002-49 Class FB, 5.92% 11/18/31 (c)	1,246,071	1,262,078
Series 2002-60 Class FV, 6.32% 4/25/32 (c)	271,951	279,721
Series 2002-64 Class FE, 5.67% 10/18/32 (c)	56,699	57,014
Series 2002-68 Class FH, 5.82% 10/18/32 (c)	2,341,048	2,362,086
Series 2002-74 Class FV, 5.77% 11/25/32 (c)	76,445	76,938
Series 2002-75 Class FA, 6.32% 11/25/32 (c)	557,089	573,055
Series 2003-11:
Class DF, 5.77% 2/25/33 (c)	59,719	60,054
Class EF, 5.77% 2/25/33 (c)	27,773	27,944
Series 2003-122 Class FL, 5.67% 7/25/29 (c)	436,457	438,978
Series 2004-33 Class FW, 5.72% 8/25/25 (c)	731,785	736,600
Series 2004-54 Class FE, 6.47% 2/25/33 (c)	508,219	510,052
Series 2005-72 Class FG, 5.57% 5/25/35 (c)	6,079,452	6,095,124
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	31,931	31,843
Series 2002-52 Class PA, 6% 4/25/31	4,538	4,539
Series 2002-50 Class LE, 7% 12/25/29	9,858	9,851
Series 2004-31 Class IA, 4.5% 6/25/10 (e)	11,621	897
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,208,602	1,233,848
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (c)	989,668	992,795
Series 2406:
Class FP, 6.3% 1/15/32 (c)	1,875,428	1,921,726
Class PF, 6.3% 12/15/31 (c)	1,830,613	1,875,726
Series 2410 Class PF, 6.3% 2/15/32 (c)	2,700,357	2,771,795
Series 2448 Class FT, 6.32% 3/15/32 (c)	1,229,787	1,260,846
Series 2526 Class FC, 5.72% 11/15/32 (c)	16,045	16,152
Series 2538 Class FB, 5.72% 12/15/32 (c)	147,686	148,646
Series 2551 Class FH, 5.77% 1/15/33 (c)	52,494	52,827
Series 2553 Class FB, 5.82% 3/15/29 (c)	2,345,095	2,359,202
Series 2577 Class FW, 5.82% 1/15/30 (c)	1,587,939	1,598,828
Series 2650 Class FV, 5.72% 12/15/32 (c)	1,531,122	1,544,156
Series 2861 Class JF, 5.62% 4/15/17 (c)	690,488	694,035
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2994 Class FB, 5.47% 6/15/20 (c)	$ 563,565	$ 563,670
Series 3066 Class HF, 0% 1/15/34 (c)	54,307	52,246
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	303,683	303,241
Series 2614 Class IC, 4.5% 12/15/10 (e)	34,408	24
Series 2676 Class KN, 3% 12/15/13	369,517	367,354
Series 2776 Class UJ, 4.5% 5/15/20 (e)	170,566	2,074
Series 2828 Class JA, 4.5% 1/15/10	67,673	67,541
Series 1803 Class A, 6% 12/15/08	196,296	196,693
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (c)	90,637	91,149
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	129,536	130,168
TOTAL U.S. GOVERNMENT AGENCY		33,015,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,631,726)		142,811,868
Commercial Mortgage Securities - 6.9%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(c)	170,000	169,999
Class F, 5.63% 10/15/19 (a)(c)	170,000	169,999
Class G, 5.65% 10/15/19 (a)(c)	125,000	124,999
Class JCP, 5.82% 10/15/19 (a)(c)	10,882	10,848
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (a)(c)	61,614	62,197
Series 2005-BBA6 Class G, 5.74% 1/15/19 (a)(c)	87,628	87,637
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(c)	860,000	860,299
Class G, 6.2% 7/14/20 (a)(c)	585,000	584,859
Class H, 6.42% 7/14/20 (a)(c)	720,000	718,558
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(c)	475,000	475,297
Class C, 5.63% 3/15/22 (a)(c)	200,000	200,156
Class D, 5.68% 3/15/22 (a)(c)	205,000	205,141
Class E, 5.72% 3/15/22 (a)(c)	390,000	390,278
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-MIB1:
Class F, 5.79% 3/15/22 (a)(c)	$ 200,000	$ 200,143
Class G, 5.85% 3/15/22 (a)(c)	130,000	130,093
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(c)	938,219	935,694
Class B, 6.28% 7/14/11 (a)(c)	467,860	466,002
Class C, 6.43% 7/14/11 (a)(c)	936,970	933,471
Class D, 7.061% 7/14/11 (a)(c)	544,559	544,589
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(c)	440,000	439,313
Class J, 6.09% 2/9/21 (a)(c)	320,000	320,992
Class K, 6.32% 2/9/21 (a)(c)	880,000	877,725
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(c)(e)	44,830,000	78,829
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(c)	157,533	157,585
Series 2003-2 Class A, 5.9% 12/25/33 (a)(c)	461,634	462,308
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(c)	298,321	298,554
Class B, 7.22% 4/25/34 (a)(c)	49,720	49,409
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(c)	383,349	384,128
Class M1, 5.9% 8/25/34 (a)(c)	122,791	122,964
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(c)	550,528	551,216
Class A2, 5.74% 1/25/35 (a)(c)	64,768	64,859
Class M1, 5.82% 1/25/35 (a)(c)	97,152	97,197
Class M2, 6.32% 1/25/35 (a)(c)	64,768	64,778
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(c)	153,931	153,781
Class M2, 5.8% 8/25/35 (a)(c)	257,939	258,692
Class M3, 5.82% 8/25/35 (a)(c)	141,450	141,863
Class M4, 5.93% 8/25/35 (a)(c)	128,969	130,163
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(c)	704,817	707,972
Class M1, 5.76% 11/25/35 (a)(c)	100,688	101,287
Class M2, 5.81% 11/25/35 (a)(c)	138,446	139,613
Class M3, 5.83% 11/25/35 (a)(c)	125,860	126,920
Class M4, 5.92% 11/25/35 (a)(c)	155,228	155,608
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(c)	975,874	977,856
Class B1, 6.72% 1/25/36 (a)(c)	88,716	88,439
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 5.77% 1/25/36 (a)(c)	$ 354,863	$ 355,362
Class M2, 5.79% 1/25/36 (a)(c)	88,716	88,744
Class M3, 5.82% 1/25/36 (a)(c)	177,432	177,071
Class M4, 5.93% 1/25/36 (a)(c)	88,716	87,940
Class M5, 5.97% 1/25/36 (a)(c)	88,716	87,787
Class M6, 6.02% 1/25/36 (a)(c)	88,716	87,579
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(c)	1,599,758	1,599,751
Class A2, 5.6% 7/25/36 (a)(c)	269,622	269,622
Class B1, 6.19% 7/25/36 (a)(c)	98,861	98,861
Class B3, 8.02% 7/25/36 (a)(c)	161,773	161,773
Class M1, 5.63% 7/25/36 (a)(c)	283,103	283,103
Class M2, 5.65% 7/25/36 (a)(c)	202,217	202,217
Class M3, 5.67% 7/25/36 (a)(c)	157,280	157,280
Class M4, 5.74% 7/25/36 (a)(c)	107,849	107,849
Class M5, 5.79% 7/25/36 (a)(c)	130,317	130,317
Class M6, 5.86% 7/25/36 (a)(c)	206,710	206,710
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(c)	1,251,571	1,249,811
Class B1, 6.12% 10/25/36 (a)(c)	148,087	144,616
Class B2, 6.67% 10/25/36 (a)(c)	95,540	91,718
Class B3, 7.92% 10/25/36 (a)(c)	171,972	160,202
Class M4, 5.75% 10/25/36 (a)(c)	148,087	144,662
Class M5, 5.8% 10/25/36 (a)(c)	186,303	181,558
Class M6, 5.88% 10/25/36 (a)(c)	367,828	357,655
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(c)	349,174	348,356
Class B1, 5.99% 3/25/37 (a)(c)	113,113	109,967
Class B2, 6.47% 3/25/37 (a)(c)	78,687	76,327
Class B3, 8.67% 3/25/37 (a)(c)	231,144	226,087
Class M1, 5.59% 3/25/37 (a)(c)	93,441	92,872
Class M2, 5.61% 3/25/37 (a)(c)	68,851	68,303
Class M3, 5.64% 3/27/37 (a)(c)	63,933	63,184
Class M4, 5.69% 3/25/37 (a)(c)	49,179	47,935
Class M5, 5.74% 3/25/37 (a)(c)	78,687	76,523
Class M6, 5.82% 3/25/37 (a)(c)	108,195	104,983
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(c)	165,000	165,000
Class E, 5.62% 3/15/22 (a)(c)	870,000	870,000
Class F, 5.67% 5/15/22 (a)(c)	535,000	535,000
Class G, 5.72% 3/15/22 (a)(c)	135,000	135,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8: - continued
Class H, 5.87% 3/15/22 (a)(c)	$ 165,000	$ 165,000
Class J, 6.02% 3/15/22 (a)(c)	165,000	165,000
Class MS-6, 6.22% 3/15/22 (a)(c)	335,000	335,000
Class MS5, 5.97% 3/15/22 (a)(c)	600,000	600,000
Class X-1M, 1.12% 3/15/22 (a)(e)	27,930,000	344,762
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(c)	1,000,000	1,002,376
Class H, 7.57% 11/15/14 (a)(c)	150,000	150,220
Commercial Mortgage pass thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(c)	1,005,000	1,005,193
Class C, 5.59% 4/15/17 (a)(c)	425,000	425,031
Class D, 5.63% 4/15/17 (a)(c)	345,000	345,189
Class E, 5.69% 4/15/17 (a)(c)	260,000	260,091
Class F, 5.73% 4/15/17 (a)(c)	145,000	145,022
Class G, 5.87% 4/15/17 (a)(c)	145,000	145,024
Class H, 5.94% 4/15/17 (a)(c)	145,000	144,987
Class J, 6.17% 4/15/17 (a)(c)	50,000	49,974
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(c)	290,612	290,671
Class C, 5.62% 11/15/17 (a)(c)	581,224	581,386
Class D, 5.66% 11/15/17 (a)(c)	100,746	100,771
Class E, 5.71% 11/15/17 (a)(c)	154,993	155,028
Class F, 5.77% 11/15/17 (a)(c)	139,494	139,529
Class G, 5.82% 11/15/17 (a)(c)	220,865	220,927
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (c)	1,135,000	1,138,510
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(c)	2,165,000	2,165,004
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(c)	2,871,961	2,872,661
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (a)(c)	685,000	684,521
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (a)(c)	740,000	739,112
5.59% 2/15/22 (a)(c)	265,000	264,815
Class F, 5.64% 2/15/22 (a)(c)	530,000	529,629
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (a)(c)	540,000	537,810
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(c)	$ 300,000	$ 300,055
Class E, 5.65% 4/15/21 (a)(c)	300,000	300,098
Class G, 5.74% 4/15/21 (a)(c)	300,000	300,013
Class H, 6.05% 4/15/21 (a)(c)	300,000	299,828
Class J, 6.12% 4/15/21 (a)(c)	200,000	199,565
Class K, 6.52% 4/15/21 (a)(c)	1,005,000	1,000,459
Greenwich Capital Commercial Funding Corp.:
floater Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(c)	180,000	180,000
6.57% 10/5/20 (a)(c)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(c)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(c)	550,000	550,000
Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(c)	1,815,000	1,814,992
Class B, 5.51% 11/5/21 (a)(c)	670,000	669,997
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(c)	145,000	145,026
Class D, 5.6% 6/6/20 (a)(c)	1,400,000	1,400,292
Class E, 5.69% 6/6/20 (a)(c)	800,000	799,487
Class F, 5.76% 6/6/20 (a)(c)	575,000	572,764
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (a)(c)	3,000,000	3,018,945
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(c)	1,535,000	1,534,991
Class B, 5.49% 11/15/18 (a)(c)	529,324	529,321
Class C, 5.53% 11/15/18 (a)(c)	375,968	375,966
Class D, 5.55% 11/15/18 (a)(c)	133,568	133,567
Class E, 5.6% 11/15/18 (a)(c)	197,878	197,877
Class F, 5.65% 11/15/18 (a)(c)	296,817	296,815
Class G, 5.68% 11/15/18 (a)(c)	257,241	257,016
Class H, 5.82% 11/15/18 (a)(c)	197,878	197,533
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	875,000	855,422
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(c)	435,000	434,421
Series 2006-LLFA:
Class F, 5.66% 9/15/21 (a)(c)	295,950	296,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2006-LLFA:
Class G, 5.68% 9/15/21 (a)(c)	$ 587,127	$ 587,513
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(c)(e)	417,400,000	196,345
ML-CFC Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (c)	1,180,000	1,179,987
Morgan Stanley Capital I Trust floater Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (a)(c)	1,225,000	1,225,000
Class B, 5.45% 10/15/20 (a)(c)	440,000	440,000
Class C, 5.48% 10/15/20 (a)(c)	330,000	330,000
Class D, 5.51% 10/15/20 (a)(c)	265,000	265,000
Class E, 5.57% 10/15/20 (a)(c)	330,000	330,000
Class F, 5.62% 10/15/20 (a)(c)	195,000	195,000
Class G, 5.66% 10/15/20 (a)(c)	245,000	245,000
Class H, 5.75% 10/15/20 (a)(c)	155,000	155,000
Class J, 6.32% 10/15/20 (a)(c)	175,000	175,000
Class MHRO, 6.01% 10/15/20 (a)(c)	474,674	474,674
Class MJPM, 6.32% 10/15/20 (a)(c)	289,273	289,273
Class MSTR, 6.02% 10/15/20 (a)(c)	260,000	260,000
Class NHRO, 6.21% 10/15/20 (a)(c)	730,268	730,268
Class NSTR, 6.17% 10/15/20 (a)(c)	240,000	240,000
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (a)(c)	935,000	935,056
Class C, 5.56% 8/15/19 (a)(c)	75,000	75,015
Class D, 5.58% 8/15/19 (a)(c)	270,000	270,039
Class E, 5.6% 8/15/19 (a)(c)	245,000	245,030
Class F, 5.64% 8/15/19 (a)(c)	170,000	170,050
Class G, 5.69% 8/15/19 (a)(c)	120,000	120,051
Class H, 5.71% 8/15/19 (a)(c)	100,000	100,047
Class J, 5.78% 8/15/19 (a)(c)	75,000	75,006
Class K, 5.97% 8/15/19 (a)(c)	420,000	419,172
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(c)	570,000	570,223
Class D, 5.57% 7/15/19 (a)(c)	1,195,000	1,193,429
Class E, 5.61% 7/15/19 (a)(c)	1,450,000	1,450,576
Class F, 5.64% 7/15/19 (a)(c)	535,000	535,212
Class G, 5.68% 7/15/19 (a)(c)	385,000	385,127
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(c)	301,478	302,043
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(c)	$ 63,668	$ 63,674
Class B, 5.62% 10/15/17 (a)(c)	200,000	200,025
Class D, 5.75% 10/15/17 (a)(c)	400,000	400,071
Series 2006-WL7A:
Class F, 5.87% 8/11/18 (a)(c)	1,235,000	1,235,227
Class G, 6.17% 8/11/18 (a)(c)	1,170,000	1,170,141
Class J, 6.52% 8/11/18 (a)(c)	260,000	259,479
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,860,691)		73,865,889
Certificates of Deposit - 0.5%

Natexis Banques Populaires NY CD yankee 5.4% 12/18/07 (Cost $5,000,000)	5,000,000	5,002,413
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.61% 11/9/07 (c) (Cost $2,000,000)	2,000,000	2,000,146
Fixed-Income Funds - 26.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $280,066,426)	2,817,310	279,082,768
Cash Equivalents - 5.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) # (Cost $61,913,000)	$ 61,922,013	61,913,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,077,003,188)		1,072,673,437
NET OTHER ASSETS - 0.0%		441,309
NET ASSETS - 100%		$ 1,073,114,746
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	June 2007	$ 111,495,688	$ (13,839)
113 Eurodollar 90 Day Index Contracts	Sept. 2007	111,531,000	59,477
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,584,675	(78,602)
113 Eurodollar 90 Day Index Contracts	March 2008	111,639,763	(32,940)
TOTAL EURODOLLAR CONTRACTS			$ (65,904)
Sold
Eurodollar Contracts
4 Eurodollar 90 Day Index Contracts	June 2008	3,953,200	$ 2,859
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,965,313	1,576
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,976,900	242
1 Eurodollar 90 Day Index Contracts	March 2009	988,400	121
TOTAL EURODOLLAR CONTRACTS			$ 4,798
			$ (61,106)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (80,054)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(14,811)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-WMC1 Class B3, 7.5% 12/25/35	Jan. 2036	600,000	(69,417)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 500,000	$ (107,971)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	211,558	(4,693)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	109,274	(1,294)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(80,364)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(38,516)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	314
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	4,310
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	$ 1,750,000	$ 11,371
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	3,626
TOTAL CREDIT DEFAULT SWAPS		10,555,832	(377,499)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	4,000,000	(2,275)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	(4,017)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	8,900,000	(6,174)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2008	$ 5,655,000	$ 5,463
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	10,000,000	(5,300)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	3,000,000	(2,081)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	26,592
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000,000	27,008
TOTAL TOTAL RETURN SWAPS		$ 57,210,000	$ 39,216
		$ 67,765,832	$ (338,283)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,223,647 or 14.6% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,199.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$61,913,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 1,904,866
BNP Paribas Securities Corp.	952,433
Banc of America Securities LLC	16,328,287
Bank of America, NA	2,539,821
Barclays Capital, Inc.	10,224,375
Bear Stearns & Co., Inc.	1,269,910
Citigroup Global Markets, Inc.	2,539,821
Countrywide Securities Corp.	5,079,642
Deutsche Bank Securities, Inc.	2,603,316
Greenwich Capital Markets, Inc.	634,955
HSBC Securities (USA), Inc.	374,306
Merrill Lynch Government Securities, Inc.	952,433
Societe Generale, New York Branch	1,269,910
UBS Securities LLC	13,969,015
WestLB AG	1,269,910
$ 61,913,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,744,221

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 7,500,012	$ 279,082,768	1.9%
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,076,937,509. Net unrealized depreciation aggregated $4,264,072, of which $749,108 related to appreciated investment securities and $5,013,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.816726.102

AUSB-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.69% 3/13/09 (c)	$ 3,685,000	$ 3,692,016
5.77% 3/13/09 (c)	1,800,000	1,805,627
5.82% 9/10/07 (c)	1,230,000	1,231,581
		6,729,224
Media - 1.3%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,480,000
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,151,684
Cox Communications, Inc.:
(Reg. S) 5.905% 12/14/07 (c)	2,330,000	2,336,368
5.61% 8/15/07 (a)(c)	4,000,000	4,000,552
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,013,586
Viacom, Inc. 5.7% 6/16/09 (c)	2,000,000	2,005,672
		13,987,862
TOTAL CONSUMER DISCRETIONARY		20,717,086
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.5475% 9/5/08 (c)	2,400,000	2,400,960
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	831,150
5.7549% 9/15/09 (c)	2,200,000	2,204,990
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,652,867
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,547
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,299,076
		8,602,630
TOTAL ENERGY		11,003,590
FINANCIALS - 5.5%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 5.55% 2/1/12 (c)	745,000	743,063
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (c)	1,205,000	1,219,027
Merrill Lynch & Co., Inc. 5.45% 8/14/09 (c)	2,065,000	2,065,845
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 5.6088% 1/18/11 (c)	$ 1,900,000	$ 1,905,126
Royal Bank of Scotland PLC 5.655% 7/24/14 (c)	2,590,000	2,600,619
		8,533,680
Commercial Banks - 0.9%
Barclays Bank PLC:
5.56% 5/25/15 (c)	825,000	825,751
5.79% 9/11/13 (c)	3,500,000	3,519,376
HBOS plc 5.635% 2/6/14 (c)	305,000	305,842
HSBC Holdings PLC 5.55% 10/6/16 (c)	500,000	500,361
ING Bank NV 5.6056% 10/14/14 (c)	440,000	441,408
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (c)	520,000	514,238
PNC Funding Corp. 5.495% 1/31/12 (c)	2,400,000	2,398,488
Santander Issuances SA Unipersonal 5.71% 6/20/16 (a)(c)	1,500,000	1,507,497
		10,012,961
Consumer Finance - 1.3%
Capital One Financial Corp. 5.62% 9/10/09 (c)	2,260,000	2,265,847
General Electric Capital Corp. 5.42% 5/10/10 (c)	2,845,000	2,847,282
MBNA Capital I 8.278% 12/1/26	810,000	847,041
MBNA Europe Funding PLC 5.43% 9/7/07 (a)(c)	2,720,000	2,720,996
SLM Corp.:
5.33% 4/18/08 (a)(c)	2,500,000	2,482,695
5.515% 7/26/10 (c)	2,770,000	2,685,174
		13,849,035
Diversified Financial Services - 0.2%
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,797,606
Insurance - 0.2%
Monumental Global Funding III 5.525% 1/25/13 (a)(c)	1,745,000	1,744,983
Real Estate Investment Trusts - 1.0%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,812,490
iStar Financial, Inc.:
5.69% 3/9/10 (c)	2,000,000	2,001,332
5.9% 3/16/09 (c)	2,505,000	2,520,363
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,320,485
		10,654,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	$ 880,000	$ 885,389
Realogy Corp. 6.0681% 10/20/09 (a)(c)	1,830,000	1,832,176
		2,717,565
Thrifts & Mortgage Finance - 0.9%
Residential Capital Corp.:
6.725% 6/29/07 (c)	1,995,000	1,996,640
7.1869% 4/17/09 (a)(c)	2,085,000	2,077,181
Washington Mutual Bank 5.45% 5/1/09 (c)	3,000,000	3,001,101
Washington Mutual, Inc. 5.5% 8/24/09 (c)	2,250,000	2,250,360
		9,325,282
TOTAL FINANCIALS		58,635,782
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
British Aerospace Finance, Inc. 7% 7/1/07 (a)	350,000	350,768
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,692,124
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 5.45% 5/15/08 (c)	3,000,000	3,002,202
BellSouth Corp. 5.46% 8/15/08 (c)	2,000,000	2,001,254
Deutsche Telekom International Finance BV 5.53% 3/23/09 (c)	1,725,000	1,728,488
Telecom Italia Capital SA 5.9688% 7/18/11 (c)	3,750,000	3,779,100
Telefonica Emisiones SAU 5.65% 6/19/09 (c)	4,775,000	4,792,333
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,587,115
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,310,199
		20,200,691
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 5.4479% 6/27/08 (a)(c)	1,506,000	1,506,000
Vodafone Group PLC 5.41% 6/29/07 (c)	2,260,000	2,260,011
		3,766,011
TOTAL TELECOMMUNICATION SERVICES		23,966,702
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.0%
Electric Utilities - 0.5%
Commonwealth Edison Co. 3.7% 2/1/08	$ 1,125,000	$ 1,107,161
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,709,130
TXU Electric Delivery Co. 5.7299% 9/16/08 (a)(c)	1,085,000	1,085,018
		4,901,309
Gas Utilities - 0.1%
NiSource Finance Corp. 5.93% 11/23/09 (c)	845,000	846,018
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.65% 9/28/07 (c)	2,470,000	2,470,785
Sempra Energy 4.75% 5/15/09	2,000,000	1,984,742
		4,455,527
TOTAL UTILITIES		10,202,854
TOTAL NONCONVERTIBLE BONDS (Cost $126,588,945)		126,568,906
U.S. Government Agency Obligations - 4.6%

Freddie Mac 4.75% 3/5/09 (b) (Cost $49,927,292)	50,000,000	49,885,596
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.8%
3.239% 9/1/33 (c)	482,165	475,537
3.693% 7/1/33 (c)	429,077	425,141
3.993% 5/1/34 (c)	557,967	554,052
4.244% 3/1/34 (c)	553,319	549,907
4.273% 10/1/33 (c)	41,814	41,630
4.291% 3/1/33 (c)	113,452	114,122
4.3% 6/1/34 (c)	1,347,303	1,339,078
4.313% 6/1/33 (c)	52,776	52,849
4.516% 10/1/35 (c)	88,138	87,936
4.585% 8/1/34 (c)	102,535	103,514
4.671% 3/1/35 (c)	36,066	36,104
4.746% 5/1/33 (c)	5,998	6,034
4.879% 8/1/34 (c)	86,239	86,701
4.891% 10/1/35 (c)	217,831	218,233
4.898% 7/1/35 (c)	565,740	566,438
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.025% 7/1/34 (c)	$ 45,149	$ 45,244
5.156% 9/1/35 (c)	3,102,290	3,109,550
5.166% 8/1/33 (c)	135,176	135,963
5.211% 5/1/36 (c)	241,001	242,167
5.263% 11/1/36 (c)	375,576	377,824
5.27% 4/1/36 (c)	664,208	667,349
5.299% 7/1/35 (c)	50,264	50,657
5.302% 8/1/36 (c)	691,577	695,964
5.382% 2/1/36 (c)	152,424	153,371
5.5% 11/1/16 to 2/1/19	3,485,445	3,501,024
5.531% 11/1/36 (c)	772,639	778,404
5.548% 10/1/35 (c)	289,201	291,981
5.836% 3/1/36 (c)	1,166,778	1,179,465
6.5% 7/1/16 to 3/1/35	1,902,939	1,965,579
7% 8/1/17 to 5/1/32	1,057,507	1,091,451
TOTAL FANNIE MAE		18,943,269
Freddie Mac - 0.3%
3.38% 7/1/33 (c)	1,099,144	1,086,278
4.043% 4/1/34 (c)	875,439	863,919
4.777% 3/1/33 (c)	47,595	48,130
4.924% 10/1/36 (c)	1,878,082	1,879,716
5.871% 4/1/32 (c)	18,738	19,106
TOTAL FREDDIE MAC		3,897,149
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,883,196)		22,840,418
Asset-Backed Securities - 28.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (c)	271,103	271,647
Series 2004-4 Class A2D, 5.67% 1/25/35 (c)	107,668	107,911
Series 2005-1 Class M1, 5.79% 4/25/35 (c)	1,545,000	1,547,334
Series 2007-1 Class A3, 5.45% 2/25/37 (c)	1,000,000	998,217
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (c)	151,473	151,588
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (c)	113,099	113,247
Class M2, 7.02% 11/25/33 (c)	67,618	67,856
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (c)	$ 36,784	$ 36,878
Class M2, 7.07% 6/25/33 (c)	50,000	50,401
Series 2003-NC1 Class M1, 6.1% 7/25/33 (c)	100,000	100,373
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (c)	134,284	134,433
Class M2, 6.42% 2/25/34 (c)	175,000	175,457
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (c)	250,000	250,313
Class M3, 5.8% 4/25/35 (c)	145,000	145,338
Class M4, 5.96% 4/25/35 (c)	185,000	185,137
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (c)	302,869	302,947
Series 2005-SD1 Class A1, 5.72% 11/25/50 (c)	98,337	98,402
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (c)	995,000	993,796
Class M1, 5.62% 5/25/36 (c)	915,000	912,559
Class M2, 5.64% 5/25/36 (c)	305,000	304,198
Class M3, 5.66% 5/25/36 (c)	240,000	238,664
Class M4, 5.72% 5/25/36 (c)	200,000	197,065
Class M5, 5.76% 5/25/36 (c)	295,000	288,256
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (c)	1,000,000	998,155
Class M1, 5.58% 1/25/37 (c)	755,000	751,838
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (c)	340,000	343,638
Series 2006-C1 Class C1, 5.8% 10/20/14 (c)	770,000	769,996
Series 2007-B1 Class B, 5.57% 12/22/14 (c)	1,725,000	1,727,879
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(c)	1,200,000	1,199,721
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (c)	410,000	411,356
Series 2004-5 Class B, 5.57% 4/16/12 (c)	2,150,000	2,151,222
Series 2004-C Class C, 5.82% 2/15/12 (a)(c)	442,422	443,392
Series 2005-1 Class A, 5.35% 10/15/12 (c)	2,185,000	2,184,490
Series 2005-6 Class C, 5.57% 3/15/11 (a)(c)	2,680,000	2,682,358
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.79% 1/6/10 (c)	45,684	45,687
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,484,924
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	2,000,548
Series 2007-BF Class A2, 5.31% 1/6/11	1,230,000	1,230,613
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.67% 2/25/33 (c)	$ 474,619	$ 486,332
Series 2004-R11 Class M1, 5.98% 11/25/34 (c)	560,000	561,465
Series 2004-R2:
Class M1, 5.75% 4/25/34 (c)	85,000	85,078
Class M2, 5.8% 4/25/34 (c)	75,000	75,064
Series 2004-R8 Class M9, 8.07% 9/25/34 (c)	1,525,000	1,457,969
Series 2004-R9 Class M2, 5.97% 10/25/34 (c)	720,000	723,804
Series 2005-R1:
Class M1, 5.77% 3/25/35 (c)	770,000	769,843
Class M2, 5.8% 3/25/35 (c)	260,000	260,092
Series 2005-R2 Class M1, 5.77% 4/25/35 (c)	1,700,000	1,700,362
Series 2006-M3:
Class M7, 6.17% 10/25/36 (c)	705,000	673,275
Class M9, 7.32% 10/25/36 (c)	450,000	420,750
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (c)	29,202	24,531
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(c)	1,500,000	1,501,021
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(c)	800,000	800,670
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.1175% 9/25/33 (c)	800,000	803,503
Series 2004-W5 Class M1, 5.92% 4/25/34 (c)	1,420,000	1,423,530
Series 2004-W7:
Class M1, 5.87% 5/25/34 (c)	305,000	306,312
Class M2, 5.92% 5/25/34 (c)	250,000	251,111
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (c)	1,200,000	1,198,122
Class M2, 5.64% 5/25/36 (c)	1,265,000	1,254,365
Class M3, 5.66% 5/25/36 (c)	1,010,000	995,133
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (c)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (c)	230,000	231,140
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (c)	780,000	779,188
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (c)	1,165,025	1,165,530
Series 2003-HE6 Class M1, 5.97% 11/25/33 (c)	215,000	215,981
Series 2004-HE6 Class A2, 5.68% 6/25/34 (c)	372,603	373,198
Series 2005-HE1 Class M1, 5.82% 3/25/35 (c)	540,000	540,746
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (c)	1,105,000	1,107,112
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M2, 5.82% 3/25/35 (c)	$ 275,000	$ 275,748
Series 2005-HE3 Class A4, 5.52% 4/25/35 (c)	187,687	187,711
Series 2007-HE1 Class A4, 5.46% 12/25/36 (c)	1,000,000	998,852
Bank of America Credit Card Master Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (c)	3,165,000	3,159,066
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.35% 2/15/11 (c)	2,010,000	2,028,492
Series 2004-C1 Class C1, 5.82% 11/15/11 (c)	25,000	25,126
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (c)	421,666	421,993
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (c)	198,300	198,329
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (c)	314,173	314,299
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (c)	390,000	392,040
Class M3, 6.37% 9/25/34 (c)	265,000	266,240
Class M4, 6.52% 9/25/34 (c)	225,000	219,758
Series 2004-HE9 Class M2, 6.52% 11/25/34 (c)	490,000	492,670
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (c)	905,000	904,114
Class M2, 6.07% 2/25/35 (c)	330,000	316,328
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3563% 12/26/24 (c)	2,612,321	2,612,219
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (c)	215,000	214,476
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (c)	850,000	853,244
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (a)(c)	2,700,000	2,699,544
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.43% 8/15/11 (c)	1,468,483	1,468,790
Series 2006-B Class A2, 5.53% 4/15/09	1,191,335	1,191,821
Series 2007-A Class A2, 5.33% 5/17/10	930,000	930,499
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (c)	500,000	501,220
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,236,008
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (c)	1,125,000	1,131,599
Series 2004-B1 Class B1, 5.76% 11/15/11 (c)	1,180,000	1,187,224
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(c)	$ 265,000	$ 265,580
Class B, 6.07% 7/20/39 (a)(c)	140,000	141,187
Class C, 6.42% 7/20/39 (a)(c)	180,000	181,364
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (c)	445,000	381,110
Class M9, 7.22% 7/25/36 (c)	285,000	240,255
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(c)	125,000	82,500
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (c)	1,000,000	998,476
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (c)	91,792	91,778
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(c)	537,188	535,855
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (c)	2,210,000	2,231,949
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (c)	1,645,000	1,652,255
Series 2006-C3 Class C3, 5.55% 6/15/11 (c)	1,975,000	1,975,358
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	353,347	350,370
Class D, 4.51% 11/20/12	209,796	208,398
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6763% 6/25/09 (c)	655,000	655,306
Series 2003-C1 Class C1, 6.45% 4/7/10 (c)	1,685,000	1,699,718
Series 2006-C4 Class C4, 5.54% 1/9/12 (c)	2,365,000	2,363,786
Series 2006-C6 Class C6, 5.65% 11/15/12 (c)	1,595,000	1,598,096
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,496,798
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.365% 4/25/46 (a)(c)	3,195,000	3,195,320
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	511,406	453,873
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (c)	24,325	24,330
Series 2003-BC1 Class M2, 7.32% 9/25/32 (c)	203,899	204,190
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(c)	2,793	2,794
Series 2004-2 Class M1, 5.82% 5/25/34 (c)	375,000	375,789
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (c)	1,273,720	1,278,570
Class M1, 5.82% 6/25/34 (c)	100,000	100,508
Series 2004-4 Class M2, 5.85% 6/25/34 (c)	315,000	316,990
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (c)	$ 519,127	$ 519,253
Class MV1, 5.72% 7/25/35 (c)	435,000	434,907
Class MV2, 5.76% 7/25/35 (c)	525,000	525,477
Series 2005-AB1 Class A2, 5.53% 8/25/35 (c)	1,612,326	1,613,778
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	2,905,482	2,910,022
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,774,996	1,775,183
Series 2007-A Class A1, 5.332% 3/17/08 (a)	829,403	829,403
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FRE1 Class B1, 7.12% 4/25/34 (c)	236,506	236,587
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (c)	550,000	552,253
Series 2005-1 Class B, 5.47% 9/16/10 (c)	1,580,000	1,581,958
Series 2005-3 Class B, 5.51% 5/15/11 (c)	2,000,000	2,003,646
Series 2006-1 Class B1, 5.47% 8/16/11 (c)	1,845,000	1,846,988
Series 2006-2 Class B1, 5.44% 1/17/12 (c)	2,000,000	2,002,172
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,530,000	1,529,771
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (c)	80,751	80,725
Class AB3, 5.712% 5/28/35 (c)	32,052	32,103
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (c)	1,500,000	1,501,263
Series 2005-2 Class 2A1, 5.44% 12/25/35 (c)	278,685	278,703
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (c)	880,000	869,847
Class M1, 5.63% 7/25/36 (c)	1,765,000	1,689,638
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (c)	25,000	25,013
Class M4, 6.22% 3/25/34 (c)	25,000	25,025
Series 2004-FF8 Class M3, 6.27% 10/25/34 (c)	1,760,000	1,764,431
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (c)	990,000	939,486
Class M1, 5.58% 10/25/36 (c)	880,000	826,611
Series 2006-FF18 Class M1, 5.55% 12/25/37 (c)	3,500,000	3,487,901
Series 2007-FF1 Class M1, 5.55% 1/25/38 (c)	375,000	380,383
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	827,289
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (c)	$ 1,375,000	$ 1,374,994
Class B, 5.76% 5/15/10 (c)	1,110,000	1,112,043
Series 2006-3:
Class A, 5.5% 6/15/11 (c)	990,000	990,232
Class B, 5.77% 6/15/11 (c)	1,405,000	1,407,593
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,390,658	1,390,028
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (c)	238,895	191,116
Series 2004-B Class M1, 5.9% 5/25/34 (c)	205,000	205,566
Series 2004-C Class M1, 5.97% 8/25/34 (c)	540,000	542,362
Series 2005-A:
Class M1, 5.75% 1/25/35 (c)	225,000	225,399
Class M2, 5.78% 1/25/35 (c)	325,000	325,485
Class M3, 5.81% 1/25/35 (c)	175,000	175,261
Class M4, 6% 1/25/35 (c)	125,000	124,798
Series 2006-A:
Class M3, 5.7% 5/25/36 (c)	455,000	440,845
Class M4, 5.72% 5/25/36 (c)	685,000	636,459
Class M5, 5.82% 5/25/36 (c)	365,000	318,905
Series 2006-E Class M1, 5.58% 1/25/37 (c)	1,725,000	1,696,606
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(c)	960,000	956,758
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(c)	163,527	163,527
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (c)	925,000	925,850
Series 2006-1:
Class B, 5.43% 9/17/12 (c)	585,000	585,260
Class C, 5.56% 9/17/12 (c)	455,000	455,202
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,322,965
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (c)	2,490,000	2,489,975
Series 8 Class C, 5.65% 6/15/10 (c)	2,650,000	2,649,974
Series 9:
Class B, 5.47% 9/15/10 (c)	485,000	485,000
Class C, 5.63% 9/15/10 (c)	1,800,000	1,799,982
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (a)(c)	332,540	332,547
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (c)	$ 2,606	$ 2,635
Series 2003-FM1 Class M1, 6.55% 3/20/33 (c)	609,306	609,676
Series 2004-AHL Class A2D, 5.68% 8/25/34 (c)	267,570	268,204
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (c)	168,544	168,703
Class M2, 6.72% 11/25/33 (c)	96,057	96,240
Series 2004-FM2 Class M1, 5.82% 1/25/34 (c)	249,683	249,726
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (c)	289,483	289,482
Class M2, 6.47% 5/25/34 (c)	150,000	150,501
Series 2005-6 Class A2, 5.53% 6/25/35 (c)	1,800,000	1,799,599
Series 2005-9 Class 2A1, 5.44% 8/25/35 (c)	542,610	542,358
Series 2005-HE2 Class M, 5.75% 3/25/35 (c)	1,220,000	1,221,567
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (c)	802,685	802,330
Series 2005-NC1 Class M1, 5.77% 2/25/35 (c)	1,205,000	1,205,763
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (c)	2,045,000	2,041,569
Series 2006-HE5 Class M7, 6.15% 8/25/36 (c)	1,495,000	1,278,138
Series 2006-NC2 Class M4, 5.67% 6/25/36 (c)	1,541,000	1,523,264
Series 2007-FM1 Class M1, 5.59% 12/25/36 (c)	1,000,000	996,082
Series 2007-FM2 Class M1, 5.6% 1/25/37 (c)	1,615,000	1,597,849
Series 2007-HE1 Class M1, 5.57% 3/25/47 (c)	335,000	334,531
Series 2007-NC1 Class M7, 6.27% 12/25/46 (c)	3,390,000	2,978,657
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(c)	1,440,041	1,420,889
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(c)	450,000	445,500
Class C, 5.87% 9/25/46 (a)(c)	1,150,000	1,127,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(c)	1,700,000	1,681,282
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (c)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (c)	165,729	165,901
Series 2003-1 Class M1, 6.82% 6/25/33 (c)	524,845	525,279
Series 2003-2 Class M1, 6.64% 8/25/33 (c)	66,323	66,374
Series 2003-3 Class M1, 6.18% 8/25/33 (c)	320,568	320,814
Series 2003-4 Class M1, 6.12% 10/25/33 (c)	96,601	96,675
Series 2003-5:
Class A2, 5.67% 12/25/33 (c)	10,566	10,576
Class M1, 6.02% 12/25/33 (c)	160,000	160,253
Class M2, 7.05% 12/25/33 (c)	50,215	50,359
Series 2003-7:
Class A2, 5.7% 3/25/34 (c)	2,079	2,082
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-7:
Class M1, 5.97% 3/25/34 (c)	$ 795,000	$ 796,773
Series 2003-8 Class M1, 6.04% 4/25/34 (c)	192,210	192,576
Series 2004-4 Class A2, 5.64% 10/25/34 (c)	24,632	24,653
Series 2004-6 Class A2, 5.67% 12/25/34 (c)	92,368	92,434
Series 2005-1:
Class M1, 5.75% 5/25/35 (c)	1,270,000	1,270,922
Class M2, 5.77% 5/25/35 (c)	1,410,000	1,411,629
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (c)	590,771	590,895
Class M1, 5.77% 7/25/35 (c)	890,000	890,465
Series 2007-1 Class M1, 5.56% 5/25/37 (c)	1,940,000	1,934,963
Series 2007-3 Class 2A3, 5.56% 8/25/37 (c)	2,015,000	2,015,000
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (c)	97,537	97,791
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	1,555,458	1,555,745
Series 2006-2 Class A2, 5.61% 6/17/09	1,009,995	1,010,708
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,070,735
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (c)	196,934	196,807
Class M2, 5.81% 1/20/35 (c)	146,606	146,389
Series 2005-3:
Class A1, 5.58% 1/20/35 (c)	444,240	444,046
Class M1, 5.74% 1/20/35 (c)	260,862	260,525
Series 2006-2:
Class M1, 5.59% 3/20/36 (c)	649,423	647,132
Class M2, 5.61% 3/20/36 (c)	1,072,125	1,065,694
HSI Asset Securitization Corp. Trust:
Series 2007-HE1 Class M1, 5.62% 1/25/37 (c)	1,025,000	1,023,278
Series 2007-OPT1 Class M1, 5.55% 12/25/36 (c)	670,000	667,338
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (c)	39,846	39,850
Class M1, 5.79% 6/25/35 (c)	550,000	550,288
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,322,571	1,322,706
JP Morgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,665,000	1,665,633
JP Morgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 12/25/36 (c)	3,000,000	2,995,804
Keycorp Student Loan Trust Series 1999-A Class A2, 5.6956% 12/27/09 (c)	187,637	188,103
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	$ 1,503,338	$ 1,503,532
Series 2007-A Class A1, 5.335% 4/15/08	1,483,001	1,483,001
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.55% 6/25/33 (c)	462,597	462,926
Series 2003-3 Class M1, 6.07% 7/25/33 (c)	337,423	337,862
Series 2005-1 Class M2, 5.85% 2/25/35 (c)	1,410,000	1,414,311
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (c)	1,435,000	1,428,608
Class M4, 5.68% 7/25/36 (c)	425,000	412,080
Class M5, 5.71% 7/25/36 (c)	265,000	247,238
Class M6, 5.77% 7/25/36 (c)	265,000	239,227
Series 2006-7 Class M10, 7.82% 8/25/36 (c)	675,000	389,180
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.97% 9/25/34 (c)	685,000	690,364
Series 2006-HE3 Class A2, 5.42% 8/25/36 (c)	1,140,000	1,137,480
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (c)	1,380,000	1,378,807
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (c)	1,034,000	1,034,053
Series 2002-B4 Class B4, 5.82% 3/15/10 (c)	630,000	631,156
Series 2003-B1 Class B1, 5.76% 7/15/10 (c)	1,510,000	1,514,641
Series 2003-B2 Class B2, 5.71% 10/15/10 (c)	125,000	125,436
Series 2003-B3 Class B3, 5.695% 1/18/11 (c)	1,550,000	1,556,959
Series 2003-B5 Class B5, 5.69% 2/15/11 (c)	2,000,000	2,008,602
Series 2003-C2 Class C2, 6.92% 6/15/10 (c)	2,000,000	2,020,622
Series 2005-C1 Class C, 5.73% 10/15/12 (c)	2,505,000	2,522,036
Series 2005-C2 Class C, 5.67% 2/15/13 (c)	2,505,000	2,516,686
Series 2005-C3 Class C, 5.59% 3/15/11 (c)	2,830,000	2,835,617
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.36% 9/15/10 (c)	200,000	200,527
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (c)	141,466	141,488
Class M2, 5.87% 7/25/34 (c)	25,000	25,004
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.57% 4/25/37 (c)	1,035,000	1,035,000
Class M1, 5.7% 4/25/37 (c)	1,355,000	1,355,000
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (c)	91,205	91,447
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (c)	122,174	122,438
Class A2B, 5.7% 8/25/35 (c)	33,003	33,009
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (c)	1,055,000	1,054,614
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (c)	$ 122,775	$ 122,853
Series 2003-NC10 Class M1, 6% 10/25/33 (c)	792,708	793,872
Series 2003-NC8 Class M1, 6.02% 9/25/33 (c)	119,992	120,100
Series 2004-HE6 Class A2, 5.66% 8/25/34 (c)	175,718	176,108
Series 2004-NC2 Class M1, 5.87% 12/25/33 (c)	347,703	348,547
Series 2005-1 Class M2, 5.79% 12/25/34 (c)	570,000	571,037
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (c)	150,000	150,128
Class M2, 5.79% 12/25/34 (c)	385,000	384,787
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (c)	370,000	370,102
Class M2, 5.76% 1/25/35 (c)	265,000	265,274
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (c)	325,000	324,773
Class M2, 5.79% 1/25/35 (c)	325,000	325,132
Class M3, 5.83% 1/25/35 (c)	325,000	324,682
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (c)	440,000	438,202
Class M2:
5.62% 6/25/36 (c)	770,000	767,488
5.63% 6/25/36 (c)	550,000	545,768
Class M4, 5.67% 6/25/36 (c)	1,160,000	1,138,145
Series 2006-HE5 Class B1, 6.29% 8/25/36 (c)	2,415,000	2,253,169
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (c)	299,482	299,663
Series 2001-NC1 Class M2, 6.925% 10/25/31 (c)	8,680	8,689
Series 2001-NC4 Class M1, 6.82% 1/25/32 (c)	31,133	31,163
Series 2002-AM3 Class A3, 5.81% 2/25/33 (c)	14,114	14,118
Series 2002-HE1 Class M1, 6.22% 7/25/32 (c)	574,564	574,841
Series 2002-NC3 Class M1, 6.4% 8/25/32 (c)	100,000	100,067
Series 2002-OP1 Class M1, 6.445% 9/25/32 (c)	330,545	330,760
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (c)	2,050,000	2,045,103
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (c)	595,000	593,550
Class M2, 5.8% 3/25/35 (c)	595,000	591,717
Class M3, 5.84% 3/25/35 (c)	290,000	286,870
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (c)	468,159	468,265
Series 2005-A Class A4, 5.37% 8/15/11 (c)	2,210,000	2,210,011
Asset-Backed Securities - continued
	Principal Amount	Value
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (c)	$ 485,000	$ 408,566
Class M8, 6.27% 7/25/36 (c)	340,000	244,567
Class M9, 7.17% 7/25/36 (c)	490,000	334,713
Series 2007-2 Class 2A3, 5.51% 2/25/37 (c)	947,000	945,291
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (c)	100,000	100,154
Class M4, 6.295% 6/25/34 (c)	170,000	170,282
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.77% 12/25/33 (c)	42,252	42,338
Series 2007-1 Class A2C, 5.5% 3/25/37 (c)	805,000	802,988
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(c)	965,000	928,813
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (c)	1,025,000	1,029,617
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (c)	256,981	257,015
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (c)	945,000	947,107
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (c)	815,000	813,328
Class M2, 6% 9/25/34 (c)	160,000	160,531
Class M3, 6.57% 9/25/34 (c)	310,000	311,084
Class M4, 6.77% 9/25/34 (c)	435,000	436,651
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (c)	21,070	21,074
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (c)	28,492	28,507
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (c)	43,995	44,006
Class M2, 5.84% 1/25/35 (c)	1,130,000	1,131,779
Class M3, 5.88% 1/25/35 (c)	425,000	426,195
Class M5, 6.2% 1/25/35 (c)	400,000	400,180
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (c)	910,000	884,734
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(c)	2,160,000	2,164,860
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(c)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (c)	1,300,000	1,307,618
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (c)	250,000	251,850
Class 2M3, 6.77% 6/25/34 (c)	250,000	251,927
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (c)	239,453	239,479
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (c)	1,200,000	1,199,105
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Securities Corp. Series 2004-KS10 Class AI2, 5.64% 3/25/29 (c)	$ 5,646	$ 5,649
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (c)	1,451	1,452
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (c)	640,000	640,231
Series 2004-2 Class MV1, 5.9% 8/25/35 (c)	415,000	415,204
Series 2007-1 Class A2C, 5.47% 2/25/37 (c)	1,000,000	1,000,000
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4 Class M1, 5.56% 11/25/36 (c)	890,000	886,471
Series 2007-HE1 Class M1, 5.57% 12/25/36 (c)	955,000	949,510
Series 2007-NC1 Class M1, 5.56% 12/25/36 (c)	2,035,000	2,026,877
Series 2007-NC2 Class M1, 5.55% 1/25/37 (c)	385,000	383,884
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(c)	2,547,776	2,547,764
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(c)	1,140,000	1,139,749
Class C, 5.7% 8/15/11 (a)(c)	520,000	519,886
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (c)	1,000,000	1,000,352
Series 2003-BC4 Class M1, 5.92% 11/25/34 (c)	260,000	260,882
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (c)	1,215,000	1,212,321
Class M1, 5.59% 1/25/37 (c)	1,180,000	1,175,369
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (c)	1,135,000	1,137,482
Series 2004-8 Class M5, 6.47% 9/25/34 (c)	290,000	291,571
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(c)	485,000	485,979
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (c)	25,222	25,323
Series 2007-BC1 Class M1, 5.55% 2/25/37 (c)	3,195,000	3,186,280
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.42% 9/15/11 (c)	2,735,000	2,729,448
Class B, 5.6% 9/15/11 (c)	1,625,000	1,627,185
Series 2007-AE1:
Class A, 5.42% 1/15/12 (c)	400,000	400,406
Class B, 5.62% 1/15/12 (c)	335,000	335,000
Class C, 5.92% 1/15/12 (c)	420,000	420,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(c)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (c)	980,000	988,433
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (c)	$ 21,802	$ 21,871
Series 2003-6HE Class A1, 5.79% 11/25/33 (c)	17,086	17,148
Series 2005-14HE Class AF1, 5.46% 8/25/36 (c)	209,167	209,182
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	1,313,028	1,313,064
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(c)	2,165,000	2,164,154
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	436,543	436,702
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,456,594	2,456,259
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(c)	3,025,000	3,025,000
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	194,525	192,980
Series 2004-4 Class D, 3.58% 5/17/12	180,263	178,281
Series 2005-1 Class D, 4.09% 8/15/12	191,171	189,360
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (a)(c)	1,696,801	1,696,801
TOTAL ASSET-BACKED SECURITIES (Cost $311,131,912)		308,702,433
Collateralized Mortgage Obligations - 13.3%

Private Sponsor - 10.2%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (c)	1,000,000	998,449
Class M1, 5.57% 11/25/36 (c)	530,000	527,866
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (c)	1,102,539	1,100,855
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0917% 8/25/35 (c)	1,663,219	1,666,559
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (c)	1,252,003	1,254,312
Series 2005-2 Class 1A1, 5.57% 3/25/35 (c)	666,291	666,901
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (c)	1,205,000	1,190,642
Class M5, 5.74% 8/25/36 (c)	860,000	845,196
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (c)	$ 334,400	$ 335,769
Series 2004-4 Class 5A2, 5.72% 3/25/35 (c)	92,894	93,180
Series 2005-1 Class 5A2, 5.65% 5/25/35 (c)	210,710	211,048
Series 2005-10 Class 5A2, 5.64% 1/25/36 (c)	1,059,654	1,061,888
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (c)	84,467	84,588
Class 6M2, 5.8% 6/25/35 (c)	1,375,000	1,378,688
Series 2005-3 Class 8A2, 5.56% 7/25/35 (c)	847,565	849,300
Series 2005-5 Class 6A2, 5.55% 9/25/35 (c)	736,882	738,680
Series 2005-8 Class 7A2, 5.6% 11/25/35 (c)	520,264	521,905
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (c)	32,428	32,462
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (c)	15,900	15,905
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (c)	56,103	56,178
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (c)	71,551	71,656
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (c)	129,257	129,638
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (c)	67,441	67,520
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (c)	409,703	410,512
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (c)	1,375,000	1,375,000
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (c)	1,205,000	1,008,730
Class M8, 6.27% 10/25/36 (c)	525,000	410,167
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (c)	95,660	95,670
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.42% 10/11/41 (a)(c)	2,435,226	2,435,129
Class CB, 5.63% 10/11/41 (a)(c)	260,000	259,987
Class DB, 5.82% 10/11/41 (a)(c)	1,060,000	1,059,947
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.43% 12/21/24 (c)	525,000	525,146
Series 2005-2 Class C1, 5.86% 12/20/54 (c)	3,110,000	3,108,056
Series 2005-4:
Class A3, 5.43% 12/20/54 (c)	2,230,000	2,230,468
Class C1, 5.79% 12/20/54 (c)	925,000	925,036
Class M2, 5.64% 12/20/54 (c)	1,830,000	1,831,162
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(c)	$ 1,000,000	$ 1,000,313
Class C2, 5.96% 12/20/54 (a)(c)	1,545,000	1,544,954
Series 2006-3 Class C2, 5.8581% 12/20/54 (c)	1,230,000	1,230,000
Series 2006-4:
Class B1, 5.44% 12/20/54 (c)	1,250,000	1,249,938
Class C1, 5.73% 12/20/54 (c)	765,000	764,954
Class M1, 5.52% 12/20/54 (c)	330,000	329,980
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (c)	555,000	554,089
Class 1M1, 5.5% 12/20/54 (c)	500,000	499,570
Class 2B1, 5.47% 12/20/54 (c)	535,000	534,331
Class 2C1, 5.78% 12/20/54 (c)	295,000	294,723
Class 2M1, 5.6% 12/20/54 (c)	645,000	645,151
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (c)	728,548	730,049
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.6256% 7/15/40 (a)(c)	415,000	415,004
Class 2A, 5.3856% 7/15/40 (a)(c)	1,040,000	1,040,218
Class 2C, 5.7056% 7/15/40 (a)(c)	975,000	974,971
Holmes Financing No. 9 PLC floater Class 2A, 5.4156% 7/15/13 (c)	2,780,000	2,780,723
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (c)	415,762	417,426
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (c)	334,716	335,002
Series 2004-6 Class 1A2, 5.71% 10/25/34 (c)	113,714	113,799
Series 2005-1:
Class M1, 5.78% 4/25/35 (c)	175,561	175,698
Class M2, 5.82% 4/25/35 (c)	310,466	310,639
Class M3, 5.85% 4/25/35 (c)	75,768	75,857
Class M4, 6.07% 4/25/35 (c)	46,200	45,964
Class M5, 6.09% 4/25/35 (c)	46,200	45,932
Class M6, 6.14% 4/25/35 (c)	72,072	71,576
Series 2005-2 Class 1A2, 5.63% 4/25/35 (c)	769,286	770,460
Series 2005-4 Class 1B1, 6.62% 5/25/35 (c)	337,630	327,660
Series 2005-7:
Class M1, 5.8% 11/25/35 (c)	160,917	161,249
Class M2, 5.84% 11/25/35 (c)	120,688	120,844
Class M3, 5.94% 11/25/35 (c)	603,439	587,507
Class M4, 5.98% 11/25/35 (c)	288,310	279,946
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.4232% 12/10/43 (a)(c)	$ 865,000	$ 864,957
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(c)	694,159	696,475
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (c)	2,089,741	2,090,070
Series 2006-GP1 Class A1, 5.41% 5/25/46 (c)	1,462,725	1,462,007
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (c)	49,553	49,685
Class 2A1, 5.7% 11/25/34 (c)	124,438	124,814
Class 2A2, 5.76% 11/25/34 (c)	27,395	27,496
Series 2005-1 Class 1A1, 5.59% 3/25/35 (c)	135,294	135,340
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2357% 8/25/17 (c)	442,312	449,968
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (c)	1,015,000	999,989
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (c)	99,769	100,144
Class 2A2, 5.7981% 3/25/28 (c)	35,632	35,690
Series 2003-B Class A1, 5.66% 4/25/28 (c)	100,834	101,118
Series 2003-D Class A, 5.63% 8/25/28 (c)	473,726	474,399
Series 2003-E Class A2, 5.7181% 10/25/28 (c)	173,201	173,399
Series 2003-F Class A2, 5.6538% 10/25/28 (c)	170,057	170,256
Series 2004-A Class A2, 5.5638% 4/25/29 (c)	246,994	246,887
Series 2004-B Class A2, 5.6388% 6/25/29 (c)	237,186	237,299
Series 2004-C Class A2, 5.67% 7/25/29 (c)	296,822	297,205
Series 2004-D Class A2, 5.6738% 9/25/29 (c)	335,259	335,571
Series 2004-E Class A2D, 5.8638% 11/25/29 (c)	333,681	334,997
Series 2004-G Class A2, 5.67% 11/25/29 (c)	126,753	126,782
Series 2005-A Class A2, 5.6381% 2/25/30 (c)	343,758	344,079
Series 2005-B Class A2, 5.5988% 7/25/30 (c)	347,974	348,275
Series 2003-G Class XA1, 1% 1/25/29 (e)	1,106,055	5,761
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (c)	375,075	375,371
Class A2, 5.77% 12/25/34 (c)	506,631	510,590
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (c)	1,574,856	1,580,426
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (c)	920,000	919,814
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (c)	$ 980,000	$ 982,165
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.52% 9/10/33 (c)	2,495,000	2,498,830
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.45% 6/10/11 (c)	2,500,000	2,500,425
Class C, 5.99% 6/10/42 (c)	390,000	390,564
Series 3 Class C, 6.16% 6/10/42 (c)	1,030,000	1,039,312
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.79% 6/10/42 (c)	1,600,000	1,600,480
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.67% 6/10/42 (c)	1,685,000	1,683,537
Permanent Financing No. 8 PLC floater:
Series 3C, 5.86% 6/10/42 (c)	910,000	910,470
Series 8:
Class 2A, 5.41% 6/10/14 (c)	2,945,000	2,945,816
Class 2C, 5.74% 6/10/42 (c)	2,350,000	2,347,892
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.7556% 7/17/42 (c)	2,645,000	2,644,897
Series 2007-1 Class 4A, 5.4356% 10/15/33 (c)	3,450,000	3,449,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (c)	2,447,137	2,444,843
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	169,332	171,479
Series 2004-SL2 Class A1, 6.5% 10/25/16	60,341	61,620
Series 2005-AR5 Class 1A1, 4.8235% 9/19/35 (c)	475,387	480,297
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(c)	86,879	87,348
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	1,050,587	3,445
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (c)	172,840	172,839
Series 2004-1 Class A, 5.6906% 2/20/34 (c)	115,514	115,514
Series 2004-10 Class A4, 5.7006% 11/20/34 (c)	349,336	350,318
Series 2004-12 Class 1A2, 5.66% 1/20/35 (c)	579,067	580,648
Series 2004-4 Class A, 5.6206% 5/20/34 (c)	433,433	433,432
Series 2004-5 Class A3, 5.65% 6/20/34 (c)	164,858	164,878
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (c)	186,621	186,934
Class A3B, 5.81% 7/20/34 (c)	373,242	373,594
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3A, 5.71% 8/20/34 (c)	$ 204,664	$ 204,934
Class A3B, 5.935% 7/20/34 (c)	397,407	398,603
Series 2004-8 Class A2, 5.755% 9/20/34 (c)	593,693	595,066
Series 2005-1 Class A2, 5.6406% 2/20/35 (c)	316,954	317,993
Series 2005-2 Class A2, 5.6406% 3/20/35 (c)	564,080	565,145
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (c)	640,000	637,861
Class M4, 5.69% 9/25/36 (c)	960,000	946,661
Class M7, 6.12% 9/25/36 (c)	330,000	305,506
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(c)	89,123	89,169
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(c)	1,155,000	609,032
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (a)(c)	1,000,000	990,000
TBW Mortgage-Backed pass thru certificates floater Series 2006-4 Class A3, 5.34% 9/25/36 (c)	2,255,000	2,253,358
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (c)	1,593,543	1,598,225
Series 2005-3 Class A4, 5.59% 10/25/35 (c)	2,047,569	2,045,930
WaMu Mortgage pass thru certificates:
floater Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (c)	1,175,161	1,175,576
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	99,725	99,341
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	49,673	51,138
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.667% 8/25/34 (c)	474,071	471,945
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (c)	4,159,370	4,116,322
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (c)	2,110,623	2,081,668
TOTAL PRIVATE SPONSOR		109,796,533
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (c)	85,509	85,900
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	275,287	274,913
Series 2003-24 Class PB, 4.5% 12/25/12	854,048	850,076
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (c)	$ 775,494	$ 794,122
Series 2002-11 Class QF, 5.82% 3/25/32 (c)	118,535	119,634
Series 2002-36 Class FT, 5.82% 6/25/32 (c)	118,259	119,174
Series 2002-49 Class FB, 5.92% 11/18/31 (c)	1,246,071	1,262,078
Series 2002-60 Class FV, 6.32% 4/25/32 (c)	271,951	279,721
Series 2002-64 Class FE, 5.67% 10/18/32 (c)	56,699	57,014
Series 2002-68 Class FH, 5.82% 10/18/32 (c)	2,341,048	2,362,086
Series 2002-74 Class FV, 5.77% 11/25/32 (c)	76,445	76,938
Series 2002-75 Class FA, 6.32% 11/25/32 (c)	557,089	573,055
Series 2003-11:
Class DF, 5.77% 2/25/33 (c)	59,719	60,054
Class EF, 5.77% 2/25/33 (c)	27,773	27,944
Series 2003-122 Class FL, 5.67% 7/25/29 (c)	436,457	438,978
Series 2004-33 Class FW, 5.72% 8/25/25 (c)	731,785	736,600
Series 2004-54 Class FE, 6.47% 2/25/33 (c)	508,219	510,052
Series 2005-72 Class FG, 5.57% 5/25/35 (c)	6,079,452	6,095,124
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	31,931	31,843
Series 2002-52 Class PA, 6% 4/25/31	4,538	4,539
Series 2002-50 Class LE, 7% 12/25/29	9,858	9,851
Series 2004-31 Class IA, 4.5% 6/25/10 (e)	11,621	897
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,208,602	1,233,848
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (c)	989,668	992,795
Series 2406:
Class FP, 6.3% 1/15/32 (c)	1,875,428	1,921,726
Class PF, 6.3% 12/15/31 (c)	1,830,613	1,875,726
Series 2410 Class PF, 6.3% 2/15/32 (c)	2,700,357	2,771,795
Series 2448 Class FT, 6.32% 3/15/32 (c)	1,229,787	1,260,846
Series 2526 Class FC, 5.72% 11/15/32 (c)	16,045	16,152
Series 2538 Class FB, 5.72% 12/15/32 (c)	147,686	148,646
Series 2551 Class FH, 5.77% 1/15/33 (c)	52,494	52,827
Series 2553 Class FB, 5.82% 3/15/29 (c)	2,345,095	2,359,202
Series 2577 Class FW, 5.82% 1/15/30 (c)	1,587,939	1,598,828
Series 2650 Class FV, 5.72% 12/15/32 (c)	1,531,122	1,544,156
Series 2861 Class JF, 5.62% 4/15/17 (c)	690,488	694,035
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2994 Class FB, 5.47% 6/15/20 (c)	$ 563,565	$ 563,670
Series 3066 Class HF, 0% 1/15/34 (c)	54,307	52,246
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	303,683	303,241
Series 2614 Class IC, 4.5% 12/15/10 (e)	34,408	24
Series 2676 Class KN, 3% 12/15/13	369,517	367,354
Series 2776 Class UJ, 4.5% 5/15/20 (e)	170,566	2,074
Series 2828 Class JA, 4.5% 1/15/10	67,673	67,541
Series 1803 Class A, 6% 12/15/08	196,296	196,693
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (c)	90,637	91,149
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	129,536	130,168
TOTAL U.S. GOVERNMENT AGENCY		33,015,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,631,726)		142,811,868
Commercial Mortgage Securities - 6.9%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(c)	170,000	169,999
Class F, 5.63% 10/15/19 (a)(c)	170,000	169,999
Class G, 5.65% 10/15/19 (a)(c)	125,000	124,999
Class JCP, 5.82% 10/15/19 (a)(c)	10,882	10,848
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (a)(c)	61,614	62,197
Series 2005-BBA6 Class G, 5.74% 1/15/19 (a)(c)	87,628	87,637
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(c)	860,000	860,299
Class G, 6.2% 7/14/20 (a)(c)	585,000	584,859
Class H, 6.42% 7/14/20 (a)(c)	720,000	718,558
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(c)	475,000	475,297
Class C, 5.63% 3/15/22 (a)(c)	200,000	200,156
Class D, 5.68% 3/15/22 (a)(c)	205,000	205,141
Class E, 5.72% 3/15/22 (a)(c)	390,000	390,278
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-MIB1:
Class F, 5.79% 3/15/22 (a)(c)	$ 200,000	$ 200,143
Class G, 5.85% 3/15/22 (a)(c)	130,000	130,093
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(c)	938,219	935,694
Class B, 6.28% 7/14/11 (a)(c)	467,860	466,002
Class C, 6.43% 7/14/11 (a)(c)	936,970	933,471
Class D, 7.061% 7/14/11 (a)(c)	544,559	544,589
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(c)	440,000	439,313
Class J, 6.09% 2/9/21 (a)(c)	320,000	320,992
Class K, 6.32% 2/9/21 (a)(c)	880,000	877,725
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(c)(e)	44,830,000	78,829
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(c)	157,533	157,585
Series 2003-2 Class A, 5.9% 12/25/33 (a)(c)	461,634	462,308
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(c)	298,321	298,554
Class B, 7.22% 4/25/34 (a)(c)	49,720	49,409
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(c)	383,349	384,128
Class M1, 5.9% 8/25/34 (a)(c)	122,791	122,964
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(c)	550,528	551,216
Class A2, 5.74% 1/25/35 (a)(c)	64,768	64,859
Class M1, 5.82% 1/25/35 (a)(c)	97,152	97,197
Class M2, 6.32% 1/25/35 (a)(c)	64,768	64,778
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(c)	153,931	153,781
Class M2, 5.8% 8/25/35 (a)(c)	257,939	258,692
Class M3, 5.82% 8/25/35 (a)(c)	141,450	141,863
Class M4, 5.93% 8/25/35 (a)(c)	128,969	130,163
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(c)	704,817	707,972
Class M1, 5.76% 11/25/35 (a)(c)	100,688	101,287
Class M2, 5.81% 11/25/35 (a)(c)	138,446	139,613
Class M3, 5.83% 11/25/35 (a)(c)	125,860	126,920
Class M4, 5.92% 11/25/35 (a)(c)	155,228	155,608
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(c)	975,874	977,856
Class B1, 6.72% 1/25/36 (a)(c)	88,716	88,439
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 5.77% 1/25/36 (a)(c)	$ 354,863	$ 355,362
Class M2, 5.79% 1/25/36 (a)(c)	88,716	88,744
Class M3, 5.82% 1/25/36 (a)(c)	177,432	177,071
Class M4, 5.93% 1/25/36 (a)(c)	88,716	87,940
Class M5, 5.97% 1/25/36 (a)(c)	88,716	87,787
Class M6, 6.02% 1/25/36 (a)(c)	88,716	87,579
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(c)	1,599,758	1,599,751
Class A2, 5.6% 7/25/36 (a)(c)	269,622	269,622
Class B1, 6.19% 7/25/36 (a)(c)	98,861	98,861
Class B3, 8.02% 7/25/36 (a)(c)	161,773	161,773
Class M1, 5.63% 7/25/36 (a)(c)	283,103	283,103
Class M2, 5.65% 7/25/36 (a)(c)	202,217	202,217
Class M3, 5.67% 7/25/36 (a)(c)	157,280	157,280
Class M4, 5.74% 7/25/36 (a)(c)	107,849	107,849
Class M5, 5.79% 7/25/36 (a)(c)	130,317	130,317
Class M6, 5.86% 7/25/36 (a)(c)	206,710	206,710
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(c)	1,251,571	1,249,811
Class B1, 6.12% 10/25/36 (a)(c)	148,087	144,616
Class B2, 6.67% 10/25/36 (a)(c)	95,540	91,718
Class B3, 7.92% 10/25/36 (a)(c)	171,972	160,202
Class M4, 5.75% 10/25/36 (a)(c)	148,087	144,662
Class M5, 5.8% 10/25/36 (a)(c)	186,303	181,558
Class M6, 5.88% 10/25/36 (a)(c)	367,828	357,655
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(c)	349,174	348,356
Class B1, 5.99% 3/25/37 (a)(c)	113,113	109,967
Class B2, 6.47% 3/25/37 (a)(c)	78,687	76,327
Class B3, 8.67% 3/25/37 (a)(c)	231,144	226,087
Class M1, 5.59% 3/25/37 (a)(c)	93,441	92,872
Class M2, 5.61% 3/25/37 (a)(c)	68,851	68,303
Class M3, 5.64% 3/27/37 (a)(c)	63,933	63,184
Class M4, 5.69% 3/25/37 (a)(c)	49,179	47,935
Class M5, 5.74% 3/25/37 (a)(c)	78,687	76,523
Class M6, 5.82% 3/25/37 (a)(c)	108,195	104,983
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(c)	165,000	165,000
Class E, 5.62% 3/15/22 (a)(c)	870,000	870,000
Class F, 5.67% 5/15/22 (a)(c)	535,000	535,000
Class G, 5.72% 3/15/22 (a)(c)	135,000	135,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8: - continued
Class H, 5.87% 3/15/22 (a)(c)	$ 165,000	$ 165,000
Class J, 6.02% 3/15/22 (a)(c)	165,000	165,000
Class MS-6, 6.22% 3/15/22 (a)(c)	335,000	335,000
Class MS5, 5.97% 3/15/22 (a)(c)	600,000	600,000
Class X-1M, 1.12% 3/15/22 (a)(e)	27,930,000	344,762
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(c)	1,000,000	1,002,376
Class H, 7.57% 11/15/14 (a)(c)	150,000	150,220
Commercial Mortgage pass thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(c)	1,005,000	1,005,193
Class C, 5.59% 4/15/17 (a)(c)	425,000	425,031
Class D, 5.63% 4/15/17 (a)(c)	345,000	345,189
Class E, 5.69% 4/15/17 (a)(c)	260,000	260,091
Class F, 5.73% 4/15/17 (a)(c)	145,000	145,022
Class G, 5.87% 4/15/17 (a)(c)	145,000	145,024
Class H, 5.94% 4/15/17 (a)(c)	145,000	144,987
Class J, 6.17% 4/15/17 (a)(c)	50,000	49,974
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(c)	290,612	290,671
Class C, 5.62% 11/15/17 (a)(c)	581,224	581,386
Class D, 5.66% 11/15/17 (a)(c)	100,746	100,771
Class E, 5.71% 11/15/17 (a)(c)	154,993	155,028
Class F, 5.77% 11/15/17 (a)(c)	139,494	139,529
Class G, 5.82% 11/15/17 (a)(c)	220,865	220,927
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (c)	1,135,000	1,138,510
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(c)	2,165,000	2,165,004
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(c)	2,871,961	2,872,661
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (a)(c)	685,000	684,521
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (a)(c)	740,000	739,112
5.59% 2/15/22 (a)(c)	265,000	264,815
Class F, 5.64% 2/15/22 (a)(c)	530,000	529,629
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (a)(c)	540,000	537,810
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(c)	$ 300,000	$ 300,055
Class E, 5.65% 4/15/21 (a)(c)	300,000	300,098
Class G, 5.74% 4/15/21 (a)(c)	300,000	300,013
Class H, 6.05% 4/15/21 (a)(c)	300,000	299,828
Class J, 6.12% 4/15/21 (a)(c)	200,000	199,565
Class K, 6.52% 4/15/21 (a)(c)	1,005,000	1,000,459
Greenwich Capital Commercial Funding Corp.:
floater Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(c)	180,000	180,000
6.57% 10/5/20 (a)(c)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(c)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(c)	550,000	550,000
Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(c)	1,815,000	1,814,992
Class B, 5.51% 11/5/21 (a)(c)	670,000	669,997
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(c)	145,000	145,026
Class D, 5.6% 6/6/20 (a)(c)	1,400,000	1,400,292
Class E, 5.69% 6/6/20 (a)(c)	800,000	799,487
Class F, 5.76% 6/6/20 (a)(c)	575,000	572,764
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (a)(c)	3,000,000	3,018,945
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(c)	1,535,000	1,534,991
Class B, 5.49% 11/15/18 (a)(c)	529,324	529,321
Class C, 5.53% 11/15/18 (a)(c)	375,968	375,966
Class D, 5.55% 11/15/18 (a)(c)	133,568	133,567
Class E, 5.6% 11/15/18 (a)(c)	197,878	197,877
Class F, 5.65% 11/15/18 (a)(c)	296,817	296,815
Class G, 5.68% 11/15/18 (a)(c)	257,241	257,016
Class H, 5.82% 11/15/18 (a)(c)	197,878	197,533
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	875,000	855,422
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(c)	435,000	434,421
Series 2006-LLFA:
Class F, 5.66% 9/15/21 (a)(c)	295,950	296,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2006-LLFA:
Class G, 5.68% 9/15/21 (a)(c)	$ 587,127	$ 587,513
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(c)(e)	417,400,000	196,345
ML-CFC Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (c)	1,180,000	1,179,987
Morgan Stanley Capital I Trust floater Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (a)(c)	1,225,000	1,225,000
Class B, 5.45% 10/15/20 (a)(c)	440,000	440,000
Class C, 5.48% 10/15/20 (a)(c)	330,000	330,000
Class D, 5.51% 10/15/20 (a)(c)	265,000	265,000
Class E, 5.57% 10/15/20 (a)(c)	330,000	330,000
Class F, 5.62% 10/15/20 (a)(c)	195,000	195,000
Class G, 5.66% 10/15/20 (a)(c)	245,000	245,000
Class H, 5.75% 10/15/20 (a)(c)	155,000	155,000
Class J, 6.32% 10/15/20 (a)(c)	175,000	175,000
Class MHRO, 6.01% 10/15/20 (a)(c)	474,674	474,674
Class MJPM, 6.32% 10/15/20 (a)(c)	289,273	289,273
Class MSTR, 6.02% 10/15/20 (a)(c)	260,000	260,000
Class NHRO, 6.21% 10/15/20 (a)(c)	730,268	730,268
Class NSTR, 6.17% 10/15/20 (a)(c)	240,000	240,000
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (a)(c)	935,000	935,056
Class C, 5.56% 8/15/19 (a)(c)	75,000	75,015
Class D, 5.58% 8/15/19 (a)(c)	270,000	270,039
Class E, 5.6% 8/15/19 (a)(c)	245,000	245,030
Class F, 5.64% 8/15/19 (a)(c)	170,000	170,050
Class G, 5.69% 8/15/19 (a)(c)	120,000	120,051
Class H, 5.71% 8/15/19 (a)(c)	100,000	100,047
Class J, 5.78% 8/15/19 (a)(c)	75,000	75,006
Class K, 5.97% 8/15/19 (a)(c)	420,000	419,172
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(c)	570,000	570,223
Class D, 5.57% 7/15/19 (a)(c)	1,195,000	1,193,429
Class E, 5.61% 7/15/19 (a)(c)	1,450,000	1,450,576
Class F, 5.64% 7/15/19 (a)(c)	535,000	535,212
Class G, 5.68% 7/15/19 (a)(c)	385,000	385,127
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(c)	301,478	302,043
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(c)	$ 63,668	$ 63,674
Class B, 5.62% 10/15/17 (a)(c)	200,000	200,025
Class D, 5.75% 10/15/17 (a)(c)	400,000	400,071
Series 2006-WL7A:
Class F, 5.87% 8/11/18 (a)(c)	1,235,000	1,235,227
Class G, 6.17% 8/11/18 (a)(c)	1,170,000	1,170,141
Class J, 6.52% 8/11/18 (a)(c)	260,000	259,479
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,860,691)		73,865,889
Certificates of Deposit - 0.5%

Natexis Banques Populaires NY CD yankee 5.4% 12/18/07 (Cost $5,000,000)	5,000,000	5,002,413
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.61% 11/9/07 (c) (Cost $2,000,000)	2,000,000	2,000,146
Fixed-Income Funds - 26.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $280,066,426)	2,817,310	279,082,768
Cash Equivalents - 5.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) # (Cost $61,913,000)	$ 61,922,013	61,913,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,077,003,188)		1,072,673,437
NET OTHER ASSETS - 0.0%		441,309
NET ASSETS - 100%		$ 1,073,114,746
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	June 2007	$ 111,495,688	$ (13,839)
113 Eurodollar 90 Day Index Contracts	Sept. 2007	111,531,000	59,477
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,584,675	(78,602)
113 Eurodollar 90 Day Index Contracts	March 2008	111,639,763	(32,940)
TOTAL EURODOLLAR CONTRACTS			$ (65,904)
Sold
Eurodollar Contracts
4 Eurodollar 90 Day Index Contracts	June 2008	3,953,200	$ 2,859
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,965,313	1,576
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,976,900	242
1 Eurodollar 90 Day Index Contracts	March 2009	988,400	121
TOTAL EURODOLLAR CONTRACTS			$ 4,798
			$ (61,106)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (80,054)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(14,811)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-WMC1 Class B3, 7.5% 12/25/35	Jan. 2036	600,000	(69,417)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 500,000	$ (107,971)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	211,558	(4,693)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	109,274	(1,294)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(80,364)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(38,516)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	314
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	4,310
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	$ 1,750,000	$ 11,371
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	3,626
TOTAL CREDIT DEFAULT SWAPS		10,555,832	(377,499)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	4,000,000	(2,275)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	(4,017)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	8,900,000	(6,174)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2008	$ 5,655,000	$ 5,463
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	10,000,000	(5,300)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	3,000,000	(2,081)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	26,592
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000,000	27,008
TOTAL TOTAL RETURN SWAPS		$ 57,210,000	$ 39,216
		$ 67,765,832	$ (338,283)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,223,647 or 14.6% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,199.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$61,913,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 1,904,866
BNP Paribas Securities Corp.	952,433
Banc of America Securities LLC	16,328,287
Bank of America, NA	2,539,821
Barclays Capital, Inc.	10,224,375
Bear Stearns & Co., Inc.	1,269,910
Citigroup Global Markets, Inc.	2,539,821
Countrywide Securities Corp.	5,079,642
Deutsche Bank Securities, Inc.	2,603,316
Greenwich Capital Markets, Inc.	634,955
HSBC Securities (USA), Inc.	374,306
Merrill Lynch Government Securities, Inc.	952,433
Societe Generale, New York Branch	1,269,910
UBS Securities LLC	13,969,015
WestLB AG	1,269,910
$ 61,913,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,744,221

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 7,500,012	$ 279,082,768	1.9%
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,076,937,509. Net unrealized depreciation aggregated $4,264,072, of which $749,108 related to appreciated investment securities and $5,013,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007